File No. 333-

As filed on July 12, 2005

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐  Pre-Effective Amendment No.

☐  Post-Effective Amendment No.

(Check appropriate box or boxes)

American Skandia Trust

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

Gateway Center Three

100 Mulberry Street

Newark, NJ  07102

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Deborah A. Docs, Esq.

Secretary, American Skandia Trust

Gateway Center Three

100 Mulberry Street

Newark, NJ  07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, D.C. 20001

Approximate Date of Proposed Public Offering:  As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON AUGUST 11, 2005 PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

Title of the securities being registered:  Shares of beneficial interest of the AST Neuberger Berman Mid-Cap Growth Portfolio of American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

American Skandia Trust

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

Telephone 800-752-6342

August [   ], 2005

Dear Valued Customer,

As a contract owner or policy holder who beneficially owns shares of the AST Alger All-Cap Growth Portfolio (“All-Cap Growth Portfolio”) of American Skandia Trust (the “Trust”), you are cordially invited to a special meeting of the shareholders of the All-Cap Growth Portfolio to be held at the offices of the Trust, Gateway Center Three, 100 Mulberry Street, Newark, NJ  07102 , on October 14, 2005 at 10:00 a.m. Eastern time.

The special meeting is very important to the future of the All-Cap Growth Portfolio.  At the special meeting, shareholders are being asked to approve or disapprove, as more fully described in the attached Prospectus/Proxy Statement, a Plan of Reorganization that would result in shares of the All-Cap Growth Portfolio that you beneficially own being exchanged for those of the AST Neuberger Berman Mid-Cap Growth Portfolio of the Trust (“Mid-Cap Growth Portfolio” and, together with All-Cap Growth Portfolio, the “Portfolios”).  The Trustees of the Trust unanimously recommend that you consider and approve this proposal.  If the shareholders of the All-Cap Growth Portfolio approve the proposal, you will beneficially own shares of the Mid-Cap Growth Portfolio equal in value to your investment in the All-Cap Growth Portfolio.  You will no longer beneficially own shares of the All-Cap Growth Portfolio, and the All-Cap Growth Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services, Incorporated and Prudential Investments LLC, the Portfolios’ investment managers, believe that combining the assets of the Portfolios is appropriate and that the single, larger fund that would result from the transaction may be able to benefit from reduced trading costs and increased operational efficiencies, leading to reductions in the expenses that are borne by shareholders for the operation of the All-Cap Growth Portfolio.

Your vote is important no matter how large or small your holdings.  We urge you to read the Prospectus/Proxy Statement thoroughly and to indicate your voting instructions on the enclosed voting instruction card(s), date and sign it, and return it promptly in the envelope provided to be received by the Trust on or before the close of business on October 13, 2005.  The shares that you beneficially own will be voted in accordance with instructions received by that date.  All shares of the All-Cap Growth Portfolio for which instructions are not received will be voted in the same proportion as the votes cast by contract owners on the issues presented.

Any questions or concerns you may have regarding the special meeting or the voting instruction card should be directed to your financial representative.

Sincerely,

David R. Odenath, Jr.

President

American Skandia Trust

SPECIAL MEETING OF SHAREHOLDERS

OF THE AST ALL-CAP GROWTH PORTFOLIO

OF

AMERICAN SKANDIA TRUST

To be held

October 14, 2005

To the Shareholders of the AST Alger All-Cap Growth Portfolio of American Skandia Trust:

Notice is hereby given that a Special Meeting of Shareholders of the AST Alger All-Cap Growth Portfolio (“All-Cap Growth Portfolio”) of American Skandia Trust (the “Trust”), will be held at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 on October 14, 2005 at  10:00 a.m. Eastern time, or at such adjourned time as may be necessary to vote (the “Meeting”), for the following purposes:

I.              To approve a Plan of Reorganization of the Trust on behalf of the All-Cap Growth Portfolio and the AST Neuberger Berman Mid-Cap Growth Portfolio of the Trust (“Mid-Cap Growth Portfolio”), that provides for the acquisition of all of the net assets of All-Cap Growth Portfolio in exchange for shares of the Mid-Cap Growth Portfolio, the distribution of such shares to the shareholders of the All-Cap Growth Portfolio, and the complete liquidation and dissolution of the All-Cap Growth Portfolio.

II.                                     To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of Trustees has fixed the close of business on August 1, 2005 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meeting.  Each share of the All-Cap Growth Portfolio is entitled to one vote on each proposal.

You are cordially invited to attend the Meeting.  If you do not expect to attend, you are requested to complete, date and sign the enclosed voting instruction card and return it promptly in the envelope provided for that purpose.  Alternatively, you may vote by telephone as described in the Prospectus/Proxy Statement.  The enclosed voting instruction card is being solicited on behalf of the Board of Trustees.

YOUR VOTE IS IMPORTANT.  IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.  YOU MAY REVOKE IT AT ANY TIME PRIOR TO ITS USE.  THEREFORE, BY APPEARING AT A MEETING, AND REQUESTING REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE VOTING INSTRUCTION CARD AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees

Deborah A. Docs
Secretary
American Skandia Trust

August [   ], 2005

AMERICAN SKANDIA TRUST

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

PROSPECTUS/PROXY STATEMENT

August [   ], 2005

Acquisition of the Assets of the

AST Alger All-Cap Growth Portfolio

By and in exchange for shares of the AST Neuberger Berman Mid-Cap Growth Portfolio

This Prospectus/Proxy Statement is furnished in connection with a Special Meeting (the “Meeting”) of shareholders of the AST Alger All-Cap Growth Portfolio (the “All-Cap Growth Portfolio “), a series of American Skandia Trust (the “Trust”), called by the Trust to approve or disapprove a Plan of Reorganization (the “Plan”).  If shareholders of the All-Cap Growth Portfolio vote to approve the Plan, you will receive an investment in the AST Neuberger Berman Mid-Cap Growth Portfolio (the “ Mid-Cap Growth Portfolio” and, together with the All-Cap Growth Portfolio, each, a “Portfolio” and collectively, the “Portfolios”), a series of the Trust, equal in value to your investment in the All-Cap Growth Portfolio, as provided in the Plan and described at greater length below.  The All-Cap Growth Portfolio will then be liquidated and dissolved.

The Meeting will be held at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey on October 14, 2005 at 10:00 a.m. Eastern time.  The Board of Trustees of the Trust is soliciting these voting instructions on behalf of the All-Cap Growth Portfolio.  This Prospectus/Proxy Statement will first be sent to contract owners on or about August [          ], 2005.

The Trust serves as an underlying mutual fund for variable annuity contracts and variable life insurance policies (the “Contracts”) issued by life insurance companies (“Participating Insurance Companies”), including Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, (collectively, “Prudential”) and American Skandia Life Assurance Corporation (“ASLAC”), affiliates of the Trust’s investment managers, Prudential Investments LLC (“PI”) and American Skandia Investment Services, Incorporated (“ASISI”), as well as Kemper Investors Life Insurance Company.  Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund.  Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the Growth + Value Portfolio through the Contracts and should consider themselves shareholders of the Growth + Value Portfolio for purposes of this Prospectus/Proxy Statement.  Each Participating Insurance Company is required to offer Contract owners the opportunity to instruct it, as owner of record of shares held in the Growth + Value Portfolio by its separate accounts, how it should vote on the Plan at the Meeting and at any adjournments thereof.

The investment objectives of the Portfolios are comparable, although their investment focuses differ.  The investment objective of the All-Cap Growth Portfolio is to seek long-term capital growth.  The investment objective of the Mid-Cap Growth Portfolio is to seek capital appreciation.

This Prospectus/Proxy Statement gives the information about the proposed reorganization and issuance of shares of the Portfolio that you should know before investing or voting on the Plan.  You should read it carefully and retain it for future reference.  Additional information about the Mid-Cap Growth Portfolio and the proposed reorganization has been filed with the Securities and Exchange Commission and can be found in the following documents:

•                  The Prospectus for the Mid-Cap Growth Portfolio dated May 1, 2005, which is incorporated herein by reference and is included with and considered a part of this Prospectus/Proxy Statement; and

•                  The Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2004 is included with and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of a Statement of Additional Information (“SAI”) relating to this Prospectus/Proxy Statement or other documents related to the Trust without charge by calling 800-752-6342 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.  The Securities and Exchange Commission (“SEC”) maintains a website (www.sec.gov) that contains the SAI and other material incorporated by reference and considered part of this Prospectus/Proxy Statement, together with other information regarding the Trust.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Mid-Cap Growth Portfolio (Exhibit B).

The Proposal

You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio into a single mutual fund.  If shareholders of the All-Cap Growth Portfolio vote to approve the Plan, the net assets of the All-Cap Growth Portfolio will be transferred to the Mid-Cap Growth Portfolio in exchange for a then equal value of shares of the Mid-Cap Growth Portfolio.  Shareholders of the All-Cap Growth Portfolio will have their shares exchanged for shares of the Mid-Cap Growth Portfolio of equal dollar value based upon the value of the shares at the time the All-Cap Growth Portfolio’s net assets are transferred to the Mid-Cap Growth Portfolio.  After the transfer of net assets and exchange of shares have been completed, the All-Cap Growth Portfolio will be liquidated and dissolved.  The proposed reorganization is referred to in this Prospectus/Proxy Statement as the “Transaction.”  As a result of the Transaction, you will cease to be a beneficial shareholder of the All-Cap Growth Portfolio and will become a beneficial shareholder of the Mid-Cap Growth Portfolio.

For the reasons set forth in the “Reasons for the Transaction” section, the Board of Trustees of the Trust has determined that the Transaction is in the best interests of the shareholders of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust, on behalf of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder Voting

Each Contract owner invested in the All-Cap Growth Portfolio at the close of business on August 1, 2005 (the “Record Date”) will be entitled to instruct the relevant Participating Insurance Company how to vote at the Meeting, and will be entitled to give voting instructions equivalent to one vote for each full share and a fractional vote for each fractional share of the All-Cap Growth Portfolio that he or she beneficially owns.  In addition, each Participating Insurance Company, as record owner of the shares, will vote all shares of the All-Cap Growth Portfolio for which it does not receive voting instructions, and it will vote those shares in the same proportion as the votes cast by Contract owners.  To approve the Transaction for the reorganization of the All-Cap Growth Portfolio, the affirmative vote of the holders of a majority of the total number of shares of the All-Cap Growth Portfolio outstanding and entitled to vote thereon must be voted in favor of the Plan.

Please provide voting instructions as soon as you receive this Prospectus/Proxy Statement.  You may provide your voting instructions to Prudential by completing and signing the enclosed voting instruction card or by phone.  If you vote by either of these methods, your votes will be officially cast at the Meeting by the relevant Participating Insurance Company acting through the persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE PORTFOLIOS

This section describes the investment policies of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio and the differences between them.  For a complete description of the investment policies and risks of the Mid-Cap Growth Portfolio, you should read the Prospectus for that Portfolio included as Exhibit B.  For additional information about both Portfolios, please refer to the documents described in “Additional Information About the Company and the Portfolios,” below.

The Investment Objectives and Strategies of the Portfolios

The investment objectives of the Portfolios are comparable, although their investment focuses differ.  The investment objective of the All-Cap Growth Portfolio is long-term capital growth.  The investment objective of the Mid-Cap Growth Portfolio is capital appreciation.  There can be no assurance that either Portfolio will achieve its investment objective.

Each Portfolio pursues its investment objective through various investment strategies that are employed by the portfolio managers.  The portfolio manager for the All-Cap Growth Portfolio is Fred Alger Management, Inc. (“Alger”).  The portfolio manager for the Mid-Cap Growth Portfolio is Neuberger Berman Management Inc. (“NB Management”).  After the reorganization is completed, it is expected that the combined fund will be managed according to the investment objective and policies of the Mid-Cap Growth Portfolio.

The AST Alger All-Cap Growth Portfolio invests primarily in equity securities, such as common or preferred stocks, that are listed on U.S. exchanges or in the over-the-counter market.  The Portfolio may invest in the equity securities of companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Sub-advisor’s assessment of particular companies and market conditions.

The Portfolio invests primarily in growth stocks. The Sub-advisor believes that these stocks are those of two types of companies:

•              High Unit Volume Growth Companies.  These are vital, creative companies that offer goods or services to a rapidly expanding marketplace.  They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•              Positive Life Cycle Change Companies. These are companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructurings or reorganizations, or mergers and acquisitions.

The AST Neuberger Berman Mid-Cap Growth Portfolio will invest, under normal circumstances, at least 80% of its net assets in common stocks of mid-capitalization companies.  For purposes of the Portfolio, a mid-capitalization company is defined as a company whose market capitalization is within the range of market capitalizations of companies in the Russell Midcap® Index.  As of December 31, 2004, the average market capitalization of the companies in the Russell Midcap® Index was $7.38 billion, and the median market capitalization was $3.68 billion.  The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

NB Management employs a disciplined investment strategy when selecting growth stocks.  Using fundamental research and quantitative analysis, NB Management looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers.  In doing so, NB Management analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

NB Management follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the fundamentals fail to perform as expected or when other opportunities appear more attractive.

Comparison of Other Policies of the Portfolios

The following investment restrictions are applicable to both the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio.

1.                                       Neither Portfolio may issue senior securities, except as permitted under the 1940 Act.

2                                          Neither Portfolio may borrow money, except that either Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio’s investment objective and policies; provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio’s assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law.  Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.  Subject to the above limitations, a Portfolio may borrow from persons to the extent permitted by applicable law, including the Investment Company Act of 1940, or to the extent permitted by any exemption from the Investment Company Act of 1940 that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.

3.                                       Neither Portfolio may underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

4.                                       Neither Portfolio may purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

5.                                       Neither Portfolio may purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio’s investment policies, or (ii) investing in securities of any kind.

6.                                       Neither Portfolio may make loans, except that a Portfolio may (i) lend portfolio securities in accordance with the Portfolio’s investment policies in amounts up to 33 1/3% of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the Investment Company Act of 1940 or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

7.                                       Neither Portfolio may purchase any security if, as a result, more than 25% of the value of the Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto).

8.                                       Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio.

9.                                       Neither Portfolio may purchase securities on a when-issued, delayed-delivery or forward commitment basis.

With respect to investment restrictions (2) and (6), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

With respect to investment restriction (6), the restriction on making loans is not considered to limit a Portfolio’s investments in loan participations and assignments.

The following investment restrictions are applicable to the Mid-Cap Growth Portfolio.

1.                                       The Portfolio may not enter into financial futures contracts and related options.

2.                                       The Portfolio will not invest more than 25% of its net assets in repurchase agreements.

3.                                       The Portfolio will not purchase securities when outstanding borrowings are greater than 5% of the Portfolio’s total assets.

4.                                       The Portfolio will invest, under normal circumstances, at least 80% of its net assets in common stocks of mid-capitalization companies.

5.                                       The Portfolio may invest up to 10% of its total assets in foreign securities.

6.                                       The Portfolio may hold no more than 5% of its total assets in fixed income securities, if those securities decline in quality to less than investment grade while held by the Portfolio.

The following investment restrictions are applicable to the All-Cap Growth Portfolio.

1.                                       The Portfolio may not enter into reverse repurchase agreements.

2.                                       The Portfolio may invest up to 20% of its total assets in foreign securities (American Depository Receipts or other U.S. dollar denominated securities of foreign issuers are not subject to the 20% limitation).

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Risks of Investing in the Portfolios

Because each Portfolio invests primarily in stocks, each Portfolio is subject to the risks associated with stock investments, and the Portfolio’s share price therefore may fluctuate substantially. A Portfolio’s share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices of particular stocks held by the Portfolio (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against a company, or changes in governmental regulation affecting an industry).  To the extent a Portfolio emphasizes large, more-established companies, this may mean that its level of risk is lower than a fund investing primarily in smaller companies.  To the extent a Portfolio invests in a smaller number of securities than many other funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s share price.

Principal Risks

•                  All of the capital growth portfolios are equity funds, and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines can be substantial.  Accordingly, loss of money is a risk of investing in each of these Portfolios.

•                  The risk to which the capital growth portfolios are subject depends in part on the size of the companies in which the particular portfolio invests.  Securities of smaller companies tend to be subject to more abrupt and erratic price movements than securities of larger companies, in part because they may have limited product lines, markets, or financial resources.  Market capitalization, which is the total market value of a company’s outstanding stock, is often used to classify companies based on size.  The Mid-Cap Growth Portfolio can be expected to be subject to somewhat less risk than a growth portfolio that focuses on small-capitalization companies, but to somewhat greater risk than a growth portfolio that focuses on large-capitalization companies. Because the All-Cap Growth Portfolio may invest in equity securities of companies without regard to capitalization and may invest in both large and small companies at the same time, it can also be expected to be subject to somewhat less risk than a growth portfolio that focuses exclusively on small-capitalization companies, but to somewhat greater risk than a growth portfolio that focuses exclusively on large-capitalization companies. The Mid-Cap Growth Portfolio and the All-Cap Growth Portfolio take a growth approach to investing.  Prices of growth stocks tend to be higher in relation to their companies’ earnings.  Further, because the prices of growth stocks tend to be based largely on future expectations, they may be more sensitive to market, political, and economic development than other stocks.

Federal Income Tax Considerations

Each Portfolio is treated as a separate entity for federal income tax purposes.  Each Portfolio has qualified and elected or intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify in the future.  As a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Portfolio’s total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio’s total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers controlled by the Portfolio that are determined, under applicable regulations, to be engaged in the same or similar trades or businesses or related trades or businesses.  As a regulated investment company, a Portfolio (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code’s distribution requirements

The Transaction may entail various tax consequences, which are discussed under the caption “Tax Consequences of the Transaction.”

Management of the Trust and the Portfolios

Investment Managers:   American Skandia Investment Services, Incorporated (“ASISI”), One Corporate Drive, Shelton, Connecticut, has served as Investment Manager to the Trust since 1992, and serves as co-investment manager to a total of 60 investment company portfolios (including the Portfolios of the Trust). ASISI serves as co-manager of the Trust along with Prudential Investments LLC (“PI”) (each an “Investment Manager” and together the “Investment Managers”). PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, and also serves as investment manager to the investment companies that comprise the Prudential mutual funds. As co-manager, PI also provides supervision and oversight of ASISI’s investment management responsibilities with respect to the Trust.

The Trust’s Investment Management Agreements, on behalf of each Portfolio, with ASISI and PI, (the “Management Agreements”), provide that the Investment Managers will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Managers have engaged Sub-advisors to conduct the investment programs of each Portfolio, including the purchase, retention and sale of portfolio securities. The Investment Managers are responsible for monitoring the activities of the Sub-advisors and reporting on such activities to the Trustees. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

The Trust has obtained an exemption from the SEC that permits the Investment Managers, subject to approval by the Board of Trustees of the Trust, to change Sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the Sub-advisors by the Investment Managers and the Trustees.

Sub-advisors:   Information about the Sub-advisor for each Portfolio is set forth below.  The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts that each portfolio manager manages, and ownership of Trust securities by each portfolio manager.

Fred Alger Management, Inc. (“Alger”), 111 Fifth Avenue, New York, NY 10003, serves as Sub-advisor for the AST Alger All-Cap Growth Portfolio. Alger has been an investment advisor since 1964, and as of December 31, 2004, managed mutual fund and other assets totaling approximately $9.7 billion.

Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Alger, has served as the company’s Chairman of the Board since 1964, and co-managed all of Alger’s portfolios prior to 1995. Teresa McRoberts and Patrick Kelly co-manage the Portfolio and are responsible for its day-to-day management.

Ms. McRoberts is Senior Vice President and Co-Portfolio Manager of Alger’s all-cap portfolios. Ms. McRoberts returned to Alger in October 2001 after serving as a Portfolio Manager and Partner at Maximus Capital, a private investment management firm which she co-founded, and as a Vice President and Portfolio Manager at Morgan Stanley Dean Witter. From 1994 to 1998, Ms. McRoberts was a Vice President and Senior Health Care Analyst at Alger. Ms. McRoberts graduated with a B.B.A. from Oberlin College, and she earned her MBA degree from Columbia University.

Mr. Kelly is Senior Vice President and Co-Portfolio Manager of Alger’s all-cap portfolios. Mr. Kelly began his career as an investment banking analyst with SG Cowen in 1997 and joined Alger in 1999 as a Research Associate. In early 2001, Mr. Kelly was promoted to Associate Analyst and Assistant Vice President, and in September of 2001 was promoted to Analyst. Mr. Kelly was named Co-Portfolio Manager of Alger’s all-cap portfolios in September 2004. Mr. Kelly graduated with honors from Georgetown University.

Neuberger Berman Management Inc. (“NB Management”), 605 Third Avenue, New York, NY 10158, serves as Sub-advisor for the AST Neuberger Berman Mid-Cap Growth Portfolio.  NB Management and its predecessor firms have specialized in the management of mutual funds since 1950. Neuberger Berman, LLC, an affiliate of NB Management, acts as a principal broker in the purchase and sale of portfolio securities for the Portfolios for which it serves as Sub-advisor, and provides NB Management with certain assistance in the management of the Portfolios without added cost to the Portfolios or ASISI. NB Management and its affiliates manage securities accounts, including mutual funds, that had approximately $89.2 billion of assets as of December 31, 2004. NB Management is a subsidiary of Lehman Brothers Holdings Inc.

The AST Neuberger Berman Mid-Cap Growth Portfolio is managed by a team lead by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the Portfolio since January 2003. Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading. Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Each team member is a Vice President of NB Management and a Managing Director of Neuberger Berman, LLC.

Additional Information About the Portfolio Managers

Set out below is additional information with respect to the portfolio managers for the Funds. Unless noted otherwise, all information is provided as of December 31, 2004.

Fund

All-Cap Growth Portfolio

Other Accounts Managed by Portfolio Manager

The table below identifies, for the portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies (RICs), other pooled investment vehicles and other accounts.  For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

Portfolio Manager	RIC Accounts Managed	Assets of RIC Managed	Other Pooled Accounts Managed	Assets of Other Pooled Accounts Managed	Other Accounts Managed	Assets of Other Accounts Managed
Teresa McRoberts	44	$8.2 billion	0	N/A	125	$1.5 billion
Patrick Kelly	44	$8.2 billion	0	N/A	125	$1.5 billion

Security Ownership. Teresa McRoberts does not beneficially own any securities issued by All-Cap Growth Portfolio.  Patrick Kelly does not beneficially own any securities issued by All-Cap Growth Portfolio.

Compensation Structure and Method(s) / Material Conflicts of Interest

An Alger portfolio manager’s compensation generally consists of salary, an annual bonus and eligibility for payments under Alger’s incentive compensation program.  In addition, portfolio managers are eligible for standard health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by

Alger.  A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his job responsibilities, and financial services industry peer comparisons.  Base salary is generally a fixed amount that may change following an annual review. The annual bonus is typically a percentage of the base salary.  The percentage is variable from year to year, and considers various factors, including:

•                       the firm’s overall financial results and profitability;

•                       the firm’s overall investment management performance;

•                       current year’s and prior years’ investment performance (both relative and absolute) of the portfolios for which the individual is responsible; and

•                       the individual’s leadership contribution within the firm.

Incentive compensation is based on factors comparable to those considered in determining the annual bonus, is designed to retain key talent, and typically includes a cash bonus payment and investments in Alger fund(s) selected by the portfolio manager that generally vest in increments over a period of time. The proportion of incentive compensation allocated to the cash bonus payment and to investments in Alger funds may vary among portfolio managers, and is subject to change.

Portfolio managers are often responsible for managing several accounts for several clients. In addition to Alger mutual funds, these other accounts may include mutual funds sub-advised by Alger and separate accounts.  Potential conflicts of interest may arise when a portfolio manager has responsibility for more than one account and makes investment decisions involving the same security for two or more accounts.  Investment decisions for accounts are made with consideration of their respective investment objectives, availability of cash for investment, current holdings and size of investment positions.  A particular security may be bought or sold for only one account, or in different amounts and at different times for one account but not another account.  Alger has developed trade allocation policies and procedures to avoid action that would result in an improper advantage or disadvantage to any one account managed by Alger.  Transactions are allocated among accounts in a manner believed by Alger to be most equitable to each account, generally using a pro-rata allocation methodology.  Exceptions to pro-rata allocation may be made to recognize the investment needs of each individual account, including but not limited to consideration of issuer concentration, industry exposure, asset class exposure, credit exposure, available cash, desire to eliminate de minimus positions, and to give priority to accounts with specialized investment policies and objectives.

Fund

Mid-Cap Growth Portfolio

Other Accounts Managed by Portfolio Manager

Portfolio Manager	RIC Accounts Managed	Assets of RIC Managed	Other Pooled Accounts Managed	Assets of Other Pooled Accounts Managed	Other Accounts Managed	Assets of Other Accounts Managed
Jon Brorson	4	$1.18 billion	0	N/A	6	$419 million
Kenneth Turek	4	$1.18 billion	0	N/A	6	$419 million

Security Ownership. Jon Brorson does not beneficially own any securities issued by Mid-Cap Growth Portfolio.  Kenneth Turek does not beneficially own any securities issued by Mid-Cap Growth Portfolio.

Compensation Structure and Method(s)/Material Conflicts of Interest

A portion of the compensation paid to each portfolio manager is determined by comparisons to predetermined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance.  Each portfolio manager also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark.  Performance is measured on a three-year rolling average in order to emphasize longer-term performance.  There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual’s willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing.  Senior management determines this component in appropriate cases.  There are additional components that comprise the portfolio managers’ compensation packages, including:  (i) whether the manager was a partner/principal of NB prior to Neuberger Berman Inc.’s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible

Potential Conflicts of Interest

While the portfolio managers’ management of other accounts may give rise to the conflicts of interest discussed below, NB Management believes that it has designed policies and procedures to appropriately address those conflicts.  From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other accounts, which might have similar investment objectives or strategies as the Funds or track the same index a Fund tracks.  Other accounts managed by the portfolio managers may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds.  The other accounts might also have different investment objectives or strategies than the Funds.

As a result of the portfolio manager’s day-to-day management of a Fund, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. While it is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund, NB Management has policies and procedures to address such a conflict.

From time to time, a particular investment opportunity may be suitable for both a Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by a Fund and another account.  NB Management has adopted policies and procedures reasonably designed to fairly allocate investment opportunities.  Typically, when a Fund and one or more of the other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved.  Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it.

Investment Management Fees

Pursuant to the Management Agreement, ASISI receives a monthly investment management fee for the performance of its services.  The investment management fee is accrued daily for the purposes of determining the sale and redemption price of a Portfolio’s shares.  Under the Management Agreement, the All-Cap Growth Portfolio is obligated to pay ASISI an investment management fee equal to an annual rate of 0.95% of its average daily net assets.  Under the Management Agreement, the Mid-Cap Growth Portfolio is obligated to pay ASISI an annual investment management fee equal to 0.90% of average daily net assets to $1 billion, and 0.85% of average daily net assets over $1 billion.

The Transaction, if approved by the shareholders of the All-Cap Growth Portfolio, will result in a decrease in the management fee rate for current investors in the All-Cap Growth Portfolio from 0.95% to 0.90% for average daily net assets to $1 billion, and to 0.85% of average daily net assets over $1 billion.  During the fiscal year ended December 31, 2004, the All-Cap Growth Portfolio paid $3,430,092 in investment management fees to ASISI.  If the fee rate applicable to the Mid-Cap Growth Portfolio had been in effect during the period, the All-Cap Growth Portfolio would have paid $3,207,316 in investment management fees to PI.

ASISI pays the Sub-advisor a portion of the investment management fee that it receives from each Portfolio. ASISI pays such subadvisery fees without any additional expense to a Portfolio.

With respect to the Mid-Cap Growth Portfolio, ASISI pays NB Management 0.45% of average daily net assets to $100 million; and 0.40% of average daily net assets over $100 million.  The Sub-advisor has voluntarily agreed to waive the portion of its fee based on the combined assets of the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST Neuberger Berman Mid-Cap Value Portfolio that exceeds the following: 0.40% of average daily net assets to $1 billion; and 0.35% of average daily net assets over $1 billion.

With respect to the All-Cap Growth Portfolio, ASISI pays Alger 0.40% of average daily net assets to $500 million; 0.35% of average daily net assets over $500 million but not exceeding $1 billion; 0.30% of average daily net assets over $1 billion but not exceeding $1.5 billion; and 0.25% of average daily net assets over $1.5 billion.

Valuation

The net asset value per share (“NAV”) of each Portfolio is determined as of the time of the close of regular trading on the New York Stock Exchange (the “NYSE”) (which is normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. NAV is determined by dividing the value of a Portfolio’s total assets, less any liabilities, by the number of total shares of that Portfolio outstanding. In general, the assets of each Portfolio are valued on the basis of market quotations. However, in certain circumstances where market quotations are not readily available or are believed to be inaccurate, assets are valued by methods that are believed to accurately reflect their fair value.  Because NAV is calculated and purchases may be made only on business days, and because securities traded on foreign exchanges may trade on other days, the value of a Portfolio’s investments may change on days when shares cannot be purchased or redeemed.

As above, each Portfolio’s portfolio securities holdings are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Portfolio’s Board. A Portfolio also may use fair value pricing if it determines that the market quotation is not reliably based, among other things, on events or market conditions that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Portfolio’s NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Portfolio determines its NAV. The Portfolio may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Managers (or sub-advisors) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Portfolio uses to determine its NAV may differ from the security’s quoted or published price. If a Portfolio needs to implement fair value pricing after the NAV publishing deadline, but before shares of a Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Portfolio’s NAV, the Portfolio’s futures contracts will be valued 15 minutes after the close of trading on the New York Stock Exchange (“NYSE”). Except when the Portfolio fair values securities, each foreign security held by a Portfolio is normally valued as of the close of the security’s primary market. Fair value pricing procedures are designed to result in prices for the Portfolio’s securities and its net asset value that are reasonable in light of the circumstances that make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Portfolio’s NAV by short-term traders.

Each Portfolio’s NAV is determined once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. On days when the NYSE is closed but the primary markets for the Portfolio’s foreign securities are open, the Portfolios will not price, and you will not be able to purchase, redeem or exchange a Portfolio’s shares even though the value of these securities may have changed. Conversely, each Portfolio will ordinarily price its shares, and you may purchase, redeem or exchange shares on days that the NYSE is open but foreign securities markets are closed. On days there are no orders to purchase, sell or exchange the Portfolio’s shares, or when changes in the value of the Portfolio’s portfolio do not materially affect its NAV, the Portfolio’s NAVs may not be determined.

Portfolio Holdings

Each Portfolio’s portfolio holdings are made public, as required by law, in the Trust’s annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant period.  In addition, each Portfolio’s portfolio holdings are reported to the SEC as required by law within 60 days after the end of each Portfolio’s fiscal quarter.  In addition, a Portfolio may post its month-end full portfolio holdings to the Trust’s website with a 30-day lag, and may post its top ten holdings, sector and country breakdowns, and largest industries on a monthly basis to the Trust’s website within 15 days after the end of each month.

When authorized by an officer of the Trust, portfolio holdings information may be disseminated more frequently or at different periods than as described above to intermediaries that distribute a Portfolio’s shares, third-party providers of auditing, custody, proxy voting and other services for a Portfolio, rating and ranking organizations, and certain affiliated persons of the Trust. As of the date of this Statement of Additional Information, each Portfolio will provide:

Traditional External Recipients/Vendors

•                       Full holdings on a daily basis to Investor Responsibility Research Center (IRRC), Institutional Shareholder Services (ISS) or Automatic Data Processing, Inc. (ADP) (proxy voting agents) at the end of each day;

•                       Full holdings on a daily basis to each Portfolio’s Sub-advisor(s) (if any), Custodian, Sub-Custodian (if any) and Accounting Agents at the end of each day. Where a Portfolio has more than one Sub-advisor, each Sub-advisor receives holdings information only with respect to the “sleeve” or “segment” of the Portfolio for which the Sub-advisor has responsibility.

•                       Full holdings to the Trust’s independent accountants at the Trust’s fiscal year-end or on an as-needed basis; and

•                       Full holdings to financial printers at the end of the Trust’s quarterly, semi and annual period-ends.

Analytical Service Providers

•                       All trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) at the Trust’s fiscal quarter-end;

•                       For each Portfolio with international holdings:  Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day; and

•                       Full holdings on a daily basis to FactSet (an online investment research provider) at the end of each day.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information. Such arrangements will be reviewed by the Trust’s Chief Compliance Officer and PI’s Law Department on an annual basis.

In addition, certain employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions.

In connection with the ongoing arrangements to make available information about a Portfolio’s portfolio holdings, the Trust may require the party receiving such information to maintain assets in the Portfolio or in other investment companies or accounts managed by the Trust’s Investment Manager or by an affiliated person of the Investment Manager.

The Board of Trustees has approved PI’s Policy for the Dissemination of Portfolio Holdings.  The Board shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure.  There can be no assurance that the Trust’s policies and procedures on portfolio holdings information will protect the Trust and its Portfolios from the potential misuse of such information by individuals or entities that come into possession of the information.

Purchases and Redemptions of Shares and Distributions

Purchases of shares of the Portfolios may be made only by separate accounts of the Participating Insurance Company for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies held by contract owners.  The separate accounts place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies. Orders are effected on days on which the NYSE is open for trading.  Orders received by the Participating Insurance Company before the end of regular trading on the NYSE (which is normally 4:00 p.m. Eastern Time) are effected at the NAV determined as of the NYSE close on that same day.  Orders received after the NYSE close are effected at the NAV calculated the next business day. Payment for redemptions will be made within seven days after the request is received.  The Trust does not assess any transaction or other surrender fees, either when it sells or when it redeems its securities.  However, surrender charges, mortality and expense risk fees and other charges may be assessed by the Participating Insurance Company under the variable annuity contracts or variable life insurance policies.  Please refer to the prospectuses for the variable annuity contracts and variable insurance policies for further information on these fees and charges.

Frequent Trading

The Trust is part of the group of investment companies advised by PI and/or ASISI that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the “PI funds”).  Frequent purchases and redemptions may adversely affect performance and the interests of long-term investors. When an investor engages in frequent or short-term trading, the PI funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts.  This can happen when it is not advantageous to sell any securities, so the PI funds’ performance may be hurt.  When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the PI funds cannot predict how much cash they will have to invest.  In addition, if a PI fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the PI funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading.  Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PI fund shares held by other investors.  PI funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price.  PI funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute effective vehicles for an investor’s frequent trading strategies.

The Boards of Directors/Trustees of the PI funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors.  The policies and procedures for the Trust are limited, however, because ASLAC, Prudential and other insurance companies maintain the individual contract owner accounts for investors in the Trust’s Portfolios.  In particular, each insurance company submits to the Trust transfer agent aggregate orders combining the transactions of many investors, and therefore the Trust and its transfer agent cannot monitor investments by individual investors.  The policies and procedures require the Trust to communicate in writing to each Participating Insurance Company that the Trust expects the insurance company to impose restrictions on transfers by contract owners.  In addition, the Fund receives reports on the trading restrictions imposed by ASLAC and Prudential on variable contract owners investing in the Portfolios, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies.  The Trust also employs fair value pricing procedures to deter frequent trading. Finally, the Trust and its transfer agent reserve the right to reject all or a portion of a purchase order from a Participating Insurance Company.  If a purchase order is rejected, the purchase amount will be returned to the Participating Insurance Company.

Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the Participating Insurance Companies to prevent such trading, there is no guarantee that the Trust or the Participating Insurance Companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.

For information about trading limitations applicable to you, please see the prospectus for your variable contract or contact your insurance company.

Distributions

Each Portfolio will distribute annually substantially all of its income and capital gains to the separate accounts.

Fees and Expenses

The following table describes the fees and expenses that Contract owners may pay if they invest in the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio, as well as the projected fees and expenses of the Mid-Cap Growth Portfolio after the Transaction.  The following table does not reflect any Contract charges.  Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below.  The Contract charges will not change as a result of the Transaction.  See your Contract prospectus for more information about Contract charges.

	All-Cap Growth Portfolio(1)	Mid-Cap Growth Portfolio (2)		Mid-Cap Growth Portfolio Pro Forma Surviving (3)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None		None
Maximum Deferred Sales Charge (Load)	None	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.95%	0.90	%(4)	0.90	%(4)
Distribution (12b-1) Fees	None (5)	None	(5)	None	(5)
Other Expenses	0.22%	0.22%		0.18%
Total Annual Portfolio Operating Expenses	1.17%	1.12%		1.08%

(1) Expenses are based upon the expenses for the year ended December 31, 2004.

(2) The total actual annual operating expenses for the Mid-Cap Growth Portfolio for the year ended December 31, 2004 were less than the amount shown in the table due to fee waivers, reimbursements of expenses, and expense offset arrangements.  These waivers, reimbursements and offset arrangements are voluntary and may be terminated by ASISI at any time.  After accounting for the waivers, reimbursements, and offsets, the operating expenses of the Mid-Cap Growth Portfolio were 1.15%.

(3)  Projected expenses based on current and anticipated Mid-Cap Growth Portfolio expenses after the Transaction.

(4) 0.90% of average daily net assets to $1 billion, and 0.85% of average daily assets over $1 billion.

(5)  Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust’s Investment Managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio.  The Distribution Plan was terminated effective November 18, 2004.  The total annual portfolio operating expenses do not reflect any brokerage commissions paid pursuant to the Distribution Plan prior to the Plan’s termination.

Expense Examples These examples are intended to help you compare the cost of investing in the All-Cap Growth Portfolio or the Mid-Cap Growth Portfolio with the cost of investing in other mutual funds, and the cost of investing in the Mid-Cap Growth Portfolio after the Transaction.  The examples assume that you invest $10,000, that you receive a 5% return each year, and that the Portfolios’ total operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
All-Cap Growth Portfolio	$119	$372	$644	$1,420
Mid-Cap Growth Portfolio	$114	$356	$617	$1,363
Mid-Cap Growth Portfolio (Projected after the Transaction)	$110	$343	$395	$1,317

Performance

The bar charts below show the performance of each Portfolio for each full calendar year the Portfolio has been in operation.  The first table below each bar chart shows the Portfolio’s best and worst quarters during the periods included in the bar chart.  The second table shows the average annual total returns for each Portfolio for 2004 and since inception.

This information may help provide an indication of each Portfolio’s risks by showing changes in performance from year to year and by comparing each Portfolio’s performance with that of a broad-based securities index.  The charts and tables do not reflect Contract charges.  If the Contract charges were included, the annual returns would have been lower than those shown.  All figures assume reinvestment of dividends.  Past performance does not necessarily indicate how a Portfolio will perform in the future.

MID-CAP GROWTH PORTFOLIO*

Best Quarter	Worst Quarter
Up 49.26%, 4th quarter 1999	Down 29.71%, 3rd quarter 2001

Average Annual Returns
(as of 12/31/04)**

	Portfolio	Index: Standard & Poor’s MidCap 400 Index	Index: Russell Mid-Cap® Growth Index
1 year	16.07%	16.48%	15.48%
5 years	-6.59%	9.54%	-3.36%
10 years	8.17%	16.10%	11.23%

*                    Prior to May 1, 1998, the Portfolio was known as the Berger Capital Growth Portfolio, and Berger Associates, Inc. served as its Sub-advisor.

**             These annual returns do not include contract charges.  If contract charges were included, the annual returns would have been lower than those shown.  See your contract prospectus.

ALL-CAP GROWTH PORTFOLIO*

Best Quarter	Worst Quarter
Up 16.58%, 2nd quarter 2003	Down 20.83%, 4th quarter 2000

Average Annual Returns
(as of 12/31/04)

	Portfolio	Index: Standard & Poor’s 500 Index	Index: Russell 3000® Growth Index
1 year	8.47%	10.87%	6.93%
Since Inception (1/3/00)	-11.66%	-2.30%	6.10%

*                    Due to the events of September 11, 2001, Massachusetts Financial Services Company (“MFS”) acted as interim co-sub-advisor in conjunction with Fred Alger Management, Inc. (“Alger”) for the AST Alger All-Cap Growth Portfolio (the “Alger Fund”) from September 17, 2001 through December 9, 2001. Effective December 10, 2001, Alger resumed the role as the sole sub-advisor for the Alger Fund.

**             These annual returns do not include contract charges.  If contract charges were included, the annual returns would have been lower than those shown.  See your contract prospectus.

Other Key Features of the Portfolios

Each Portfolio of the Trust complies with the diversification requirements of Section 817(h) of the Code.  In general, each Portfolio declares and distributes a dividend from its net investment income annually, and distributes any net realized long- and short-term capital gains at least annually, either during or after the close of the Portfolio’s fiscal year.  Distributions are made to the various separate accounts (not to Contract owners) in the form of additional shares (not in cash).

The Transaction may entail various federal income tax consequences, which are discussed below under the caption “Federal Income Tax Consequences of the Transaction.”

REASONS FOR THE TRANSACTION

The Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), have unanimously determined that the Transaction would be in the best interests of the shareholders of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio , and that the interests of the shareholders of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio would not be diluted as a result of the Transaction.  At a meeting held on June 7, 2005, the Board considered a number of factors, including the following:

•                       the compatibility of the Portfolios’ investment objectives, policies and restrictions;

•                       the relative past and current growth in assets and investment performance of the Portfolios and their respective future prospects for growth;

•                       the relative expense ratios of the Portfolios, and the impact of the proposed Transaction on the expense ratios;

•                       the estimated costs of the Transaction;

•                       the anticipated federal income tax consequences of the Transaction with respect to each Portfolio and its shareholders;

•                       the relative size of the All-Cap Growth Portfolio as compared to the Mid-Cap Growth Portfolio;

•                       the continuing viability of the all-cap asset class on the platform, and the ability of a portfolio with such a focus to fulfill the overall strategy; and

•                       the potential benefits of the proposed Transaction to the shareholders of each Portfolio, including long-term economies of scale.

At the June 7, 2005 meeting, PI and ASISI recommended the Transaction to the Board.  In recommending the Transaction, PI and ASISI advised the Board that the Portfolios have comparable investment objectives and policies.  PI and ASISI also advised the Board that, as a result of the Transaction, shareholders of the All-Cap Growth Portfolio would pay lower management fees and would incur lower overall Portfolio operating expenses.

PI and ASISI further advised the board that the Mid-Cap Growth Portfolio had a greater amount of net assets than the All-Cap Growth Portfolio.  As of May 31, 2005, the All-Cap Growth Portfolio had attracted net assets of approximately $ 301 million and the Mid-Cap Growth Portfolio had net assets of approximately $355 million.  Accordingly, by combining the Portfolios, the All-Cap Growth Portfolio’s shareholders would enjoy a greater asset base over which expenses could be spread.  The Board considered the view of PI and ASISI that if the Transaction were approved, shareholders of the All-Cap Growth Portfolio should likely realize a significant reduction in both the net annual operating expenses and the gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment, although there can be no assurance that operational savings will be realized. PI and ASISI also informed the Board that the performance track record was stronger for the Mid-Cap Growth Portfolio than for the All-Cap Growth Portfolio over the longer term.  The Board also considered the views of PI and ASISI regarding the portfolio management teams of each Portfolio.

The Trust’s current management fee structure includes a shareholder services fee that compensates for certain costs related to changes to portfolios.  PI and ASISI recommended to the Board that each Portfolio bear its remaining pro rata expense, not attributable to the shareholder services fee, related to executing the transactions.  These costs include legal fees, audit, and typesetting of the proxies.  PI and ASISI projected that the Transaction will cost the Portfolios approximately $85,000.

The Board, including a majority of the Independent Trustees, unanimously concluded that the Transaction is in the best interests of the shareholders of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio, and

that no dilution of value would result to the shareholders of the All-Cap Growth Portfolio or the Mid-Cap Growth Portfolio from the Transaction.  Consequently, the Board approved the Plan and recommended that shareholders of the All-Cap Growth Portfolio vote to approve the Transaction.  The Board also considered that, in the opinion of counsel, the exchange of shares pursuant to the Transaction would not result in a taxable gain or loss for U.S. federal income tax purposes for All-Cap Growth Portfolio shareholders.

For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

If shareholders of the All-Cap Growth Portfolio do not approve the Plan, the Board will consider other possible courses of action for the All-Cap Growth Portfolio, including, among others, consolidation of the All-Cap Growth Portfolio with one or more funds of the Trust, other than the Mid-Cap Growth Portfolio, or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

This section is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

If shareholders of the All-Cap Growth Portfolio approve the Plan, the Transaction will take place after various conditions are satisfied by the Fund on behalf of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio, including the preparation of certain documents.  The Trust will determine a specific date for the actual Transaction to take place.  This is called the “closing date.”  If the shareholders of the All-Cap Growth Portfolio do not approve the Plan, the Transaction will not take place, and the Board will consider alternative courses of actions, as described above.

If the shareholders of the All-Cap Growth Portfolio approve the Plan, the All-Cap Growth Portfolio will deliver to the Mid-Cap Growth Portfolio all of its assets on the closing date.  Prudential then will make a conforming exchange of units between the applicable sub-accounts in its separate accounts.  As a result, shareholders of the All-Cap Growth Portfolio will beneficially own shares of the Mid-Cap Growth Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the assets delivered to the Mid-Cap Growth Portfolio.  The stock transfer books of the All-Cap Growth Portfolio will be permanently closed on the closing date.  Requests to transfer or redeem assets allocated to the All-Cap Growth Portfolio may be submitted at any time before the close of the NYSE on the closing date, and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval.  It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the All-Cap Growth Portfolio.

Expenses of the Transaction

As stated above, the expenses resulting from the Transaction will be paid by the Portfolios.  Each Portfolio will bear its pro rata expense related to the Transaction (based on the net assets of the Portfolios).  PI estimates the total cost of the expenses related to the Transaction to be borne by the Portfolios at $85,000.  PI expects that the portfolio securities of the All-Cap Growth Portfolio will be transferred in-kind to the Mid-Cap Growth Portfolio.

Federal Income Tax Consequences of the Transaction

The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code.  It is a condition to each Portfolio’s obligation to complete the Transaction that the Portfolios will have received an opinion from Shearman & Sterling LLP, special tax counsel to the Trust, based upon representations made by each Portfolio, and upon certain assumptions, substantially to the effect that:

1.             The acquisition by the Mid-Cap Growth Portfolio of the assets of the All-Cap Growth Portfolio in exchange solely for voting shares of the Mid-Cap Growth Portfolio and the assumption by the Mid-Cap Growth Portfolio of the liabilities, if any, of the All-Cap Growth Portfolio, followed by the distribution of the Mid-Cap Growth Portfolio shares acquired by the All-Cap Growth Portfolio pro rata to its shareholders, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Mid-Cap Growth Portfolio and the All-Cap Growth Portfolio each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

2.             The shareholders of the All-Cap Growth Portfolio will not recognize gain or loss upon the exchange of all of their shares of the All-Cap Growth Portfolio solely for shares of the Mid-Cap Growth Portfolio, as described in this Proxy Statement and the Plan;

3.             No gain or loss will be recognized by the All-Cap Growth Portfolio upon the transfer of its assets to the Mid-Cap Growth Portfolio in exchange solely for voting shares of the Mid-Cap Growth Portfolio and the assumption by the Mid-Cap Growth Portfolio of the liabilities, if any, of the All-Cap Growth Portfolio.  In addition, no gain or loss will be recognized by the All-Cap Growth Portfolio on the distribution of such shares to the shareholders of the All-Cap Growth Portfolio (in liquidation of the All-Cap Growth Portfolio);

4.             No gain or loss will be recognized by the Mid-Cap Growth Portfolio upon the acquisition of the assets of the All-Cap Growth Portfolio in exchange solely for shares of the Mid-Cap Growth Portfolio and the assumption of the liabilities, if any, of the All-Cap Growth Portfolio;

5.             The Mid-Cap Growth Portfolio’s tax basis for the assets acquired from the All-Cap Growth Portfolio will be the same as the tax basis of these assets when held by the All-Cap Growth Portfolio immediately before the transfer, and the holding period of such assets acquired by the Mid-Cap Growth Portfolio will include the holding period of such assets when held by the All-Cap Growth Portfolio;

6.             The All-Cap Growth Portfolio’s shareholders’ tax basis for the shares of the Mid-Cap Growth Portfolio to be received by them pursuant to the reorganization will be the same as their tax basis in the All-Cap Growth Portfolio shares exchanged therefor; and

7.             The holding period of the Mid-Cap Growth Portfolio shares to be received by the shareholders of the All-Cap Growth Portfolio will include the holding period of their All-Cap Growth Portfolio shares exchanged therefore, provided such All-Cap Growth Portfolio shares were held as capital assets on the date of exchange.

An opinion of counsel is not biding on the Internal Revenue Service (IRS) or the courts.  Shareholders of the All-Cap Growth Portfolio should consult their tax advisors regarding the tax consequences to them of the Transaction in light of their individual circumstances.  The All-Cap Growth Portfolio has capital loss carryforwards of 392,409,864 as of December 31, 2004, which will have an annual limitation on the amount of utilization under certain conditions defined in the Internal Revenue Code of 1986, as amended, as a result of the Transaction.

Contract owners should consult the prospectuses of their Contracts on the federal tax consequences of owning the Contract.  Contract owners should also consult their tax advisors as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of the Mid-Cap Growth Portfolio Shares

Shares of the Mid-Cap Growth Portfolio will be distributed to shareholders of the All-Cap Growth Portfolio and will have the same legal characteristics as the shares of the All-Cap Growth Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction

The following table sets forth, as of December 31, 2004, the capitalization of shares of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio.  The table also shows the projected capitalization of the

Mid-Cap Growth Portfolio shares as adjusted to give effect to the proposed Transaction.  The capitalization of the Mid-Cap Growth Portfolio is likely to be different when the Transaction is consummated.

	All-Cap Growth Portfolio	Mid-Cap Growth Portfolio	Adjustments	Mid-Cap Growth Portfolio Projected after Transaction
	(unaudited)	(unaudited)		(unaudited)
Net assets (thousands)	$334,430	$400,553	—	$734,983

Total shares outstanding (thousands)	62,175	28,145	(38,670)	51,650

Net asset value per share	$5.38	$14.23	—	$14.23

VOTING INFORMATION

The affirmative vote of a majority of the total number of outstanding shares of the All-Cap Growth Portfolio is necessary to approve the Plan.  Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of the All-Cap Growth Portfolio beneficially owned at the close of business on the Record Date.  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

In accordance with requirements of the SEC, each Participating Insurance Company, as record owner of the shares of the All-Cap Growth Portfolio, will vote the shares for which it does not receive instruction from the Contract owner beneficially owning the shares, and the Participating Insurance Company will vote those shares (for the Plan, against the Plan, and abstain) in the same proportion as the votes cast in accordance with instructions received from Contract owners.  Therefore, the presence at the Meeting of the Participating Insurance Company will be sufficient to constitute a quorum and all of the shares of the All-Cap Growth Portfolio will be voted in some manner by the Participating Insurance Company.

An abstention is not counted as an affirmative vote of the type necessary to approve the Plan and, therefore, instructions to the Participating Insurance Company to abstain will have the same effect as a vote against the Plan.

How to Vote

You can vote your shares in any one of three ways:

•                       By mail, with the enclosed proxy card,

•                       In person at the Meeting, or

•                       By phone.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted by Prudential in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking Voting Instructions

Contract owners executing and returning voting instructions may revoke such instructions at any time prior to exercise of those instructions by written notice of such revocation to the Secretary of the Trust, by execution of subsequent voting instructions, or by voting in person at the Meeting.

Other Matters

The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement.  It is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Trust or the Participating Insurance Company.  If the record owner of a Contract is a custodian, nominee, or fiduciary, the Trust may send proxy materials to the record owner for any beneficial owners that such record owner may represent.  The Trust may reimburse custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

The All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio are separate series of the Trust, which is an open-end management investment company registered with the SEC under the Investment Company Act.  Each Portfolio is, in effect, a separate mutual fund.

Additional information about the Mid-Cap Growth Portfolio is included in Appendix B.  Additional information about the All-Cap Growth Portfolio is included in the prospectus for the Trust, dated May 1, 2005, and the portions of that prospectus relating to the All-Cap Growth Portfolio are incorporated herein by reference.  Further information about both Portfolios is included in the Statement of Additional Information of the Trust, dated May 1, 2005, and the portions of that document relating to the Portfolios are incorporated herein by reference.  These documents are available upon request and without charge by calling 800-752-6342 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

The Trust, on behalf of the Portfolios, files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act.  The Trust also prepares an annual report, which includes the management discussion and analysis.  The annual report is available both from the SEC and from the Trust.  These materials can be inspected and copied at: the SEC’s Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 233 Broadway, New York, NY 10279.  Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, all of the shares of both the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio are owned as of record by various Participating Insurance Company separate accounts related to the Contracts.  As noted above, the Participating Insurance Company is required to offer Contract owners the opportunity to instruct it as to how to vote Portfolio shares.  The table below sets forth, as of the Record Date, each shareholder that owns beneficially more than 5% of either Portfolio.

Portfolio	Beneficial Owner Name*	Address	Percent Ownership

*As defined by the Commission, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A	Form of Plan of Reorganization by American Skandia Trust on behalf of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio

B	Prospectus for the Mid-Cap Growth Portfolio, dated May 1, 2005

C	Annual Report for the Mid-Cap Growth Portfolio dated December 31, 2004

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this         day of              , 2005 by American Skandia Trust (the “Trust”), a business trust organized under the laws of the State of Massachusetts with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, on behalf of the All-Cap Growth Portfolio (the “Acquired Portfolio”) and the Mid-Cap Growth Portfolio (the “Acquiring Portfolio”), both series of the Trust.  Together, the Acquired Portfolio and Acquiring Portfolio are referred to as the “Portfolios.”

This Plan is intended to be and is adopted as a plan of reorganization for the Acquired Portfolio within the meaning of the Treasury Regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Portfolio of all of the assets of the Acquired Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio in exchange solely for full and fractional shares, par value $0.001 each, of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio according to their respective interests in complete liquidation of the Acquired Portfolio; and (iii) the dissolution of the Acquired Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by the Fund on behalf of the Acquiring Portfolio and the Acquired Portfolio:

1.                                      Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.

(a)                                  Subject to the terms and conditions of this Plan, the Trust shall:  (i) transfer all or substantially all of the assets of the Acquired Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) cause the Acquiring Portfolio to assume all the liabilities of the Acquired Portfolio as set forth in Section 1(b) hereof.  Such transactions shall take place at the Closing.

(b)                                 The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio (collectively, the “Assets”) shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Acquired Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquiring Portfolio on the Closing date (as defined in Section 3, hereinafter the “Closing Date”).  All liabilities, expenses, costs, charges and reserves of the Acquired Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c)                                  Subject to the terms and conditions of this Plan, the Trust on behalf of the Acquiring Portfolio shall at the Closing deliver to the Acquired Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Acquired Portfolio (“Acquired Portfolio Shares”) on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Acquired Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d)                                 Immediately following the Closing, the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to this Section 1 and then shall terminate and dissolve.  Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Trust relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Acquired Portfolio shareholders are due based on their respective holdings of the Acquired Portfolio as of the close of business on the Closing Date.  Fractional Acquiring Portfolio Shares shall be carried to the third decimal place.  The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.                                      Valuation.

(a)                                  The value of the Acquired Portfolio’s Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in the Trust’s current effective prospectus.

(b)                                 The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Trust’s current effective prospectus.

(c)                                  The net asset value of a share of the Acquired Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Trust’s current effective prospectus.

3.                                      Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”).  The date of the Closing (the “Closing Date”) shall be December 2, 2005, or such later date as determined by the Trust’s officers.  The Closing shall take place at the principal office of the Trust at 5:00 p.m. Eastern time on the Closing Date.  The Trust on behalf of the Acquired Portfolio shall have provided for delivery as of the Closing of the Acquired Portfolio’s Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio’s Custodians.  Also, the Trust on behalf of the Acquired Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief.  The Trust on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Acquired Portfolio’s account on the Closing Date to the Secretary of the Trust, or shall provide evidence satisfactory to the Acquired Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as the Fund on behalf of Acquired Portfolio may request.

4.                                      Representations and Warranties by the Fund on behalf of the Acquired Portfolio.

The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)                                  The Acquired Portfolio is a series of the Trust, a business trust organized under the laws of the State of Massachusetts and validly existing and in good standing under the laws of that jurisdiction.  The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Acquired Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)                                 The Trust on behalf of the Acquired Portfolio is authorized to issue an unlimited number of the Acquired Portfolio shares, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)                                  The financial statements appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2004, audited by KPMG LLP fairly present the financial position of the Acquired

Portfolio as of such date and the results of its operations for the periods indicated in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(d)                                 The Trust has the necessary power and authority to conduct the Acquired Portfolio’s business as such business is now being conducted.

(e)                                  The Trust on behalf of the Acquired Portfolio is not a party to or obligated under any provision of the Trust’s Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)                                    The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g)                                 The Acquired Portfolio has elected to be treated as a regulated investment company (a “RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, and the Acquired Portfolio has qualified as a RIC for each taxable year since its inception and will qualify as of the Closing Date.  The consummation of the transactions contemplated by this Plan will not cause the Acquired Portfolio to fail to satisfy the requirements of subchapter M of the Code.  The Acquired Portfolio also has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(h)                                 The Acquired Portfolio, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Portfolio to such shareholder, and/or (ii) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, and 3406 of the Code.

5.                                      Representations and Warranties by the Fund on behalf of the Acquiring Portfolio.

The Trust makes the following representations and warranties about the Acquiring Portfolio:

(a)                                  The Acquiring Portfolio is a series of the Trust, a business trust organized under the laws of the State of Massachusetts validly existing and in good standing under the laws of that jurisdiction.  The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)                                 The Trust on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, par value $0.001, each outstanding share of which has full voting rights and is freely paid, non-assessable, and fully transferable.

(c)                                  At the Closing, Acquiring Portfolio Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Portfolio are presently eligible for offering to the public, and there are a sufficient number of Acquiring Portfolio Shares authorized and registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)                                 The financial statements appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2004, audited by KPMG LLP fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)                                  The Trust has the necessary power and authority to conduct the Acquiring Portfolio’s business as such business is now being conducted.

(f)                                    The Trust on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of the Trust’s Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(g)                                 The Acquiring Portfolio has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Acquiring Portfolio has qualified as a RIC for each taxable year since its inception and will qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Portfolio to fail to satisfy the requirements of subchapter M of the Code.  The Acquiring Portfolio also has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.                                       Representations and Warranties by the Fund on behalf of the Portfolios.

The Trust makes the following representations and warranties about the Portfolios:

(a)                                  The statement of assets and liabilities to be created by the Trust for each of the Portfolios as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Assets in the case of the Acquired Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)                                 At the Closing, the Portfolios will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Section 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)                                  Except as may be disclosed in the Trust’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

(d)                                 There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Portfolios.

(e)                                  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of the Trust’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f)                                    The Trust anticipates that consummation of this Plan will not cause either of the Portfolios to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

(g)                                 The Trust has the necessary power and authority to conduct the business of the Portfolios, as such business is now being conducted.

7.                                      Intentions of the Trust on behalf of the Portfolios.

(a)                                  The Trust intends to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing.

(b)                                 The Trust intends that the Acquired Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio’s shareholders.

(c)                                  The Trust on behalf of the Acquired Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Acquired Portfolio.

(d)                                 The Trust intends that, by the Closing, each of the Portfolio’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e)                                  At the Closing, the Trust on behalf of the Acquired Portfolio intends to have available a copy of the shareholder ledger accounts, certified by the Trust’s transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

(f)                                    The Trust intends to mail to each shareholder of the Acquired Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)                                 The Trust intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.  At the time the Registration Statement becomes effective, it will:  (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Acquired Portfolio, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.                                      Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.

The consummation of the Plan with respect to the Acquiring Portfolio and the Acquired Portfolio shall be subject to the following conditions:

(a)                                  That:  (i) all the representations and warranties contained herein concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Trust on behalf of the Portfolios shall occur prior to the Closing; and (iii) the Trust shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)                                 That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of the Portfolios.

(c)                                  That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

(d)                                 That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

(e)                                  That at or immediately prior to the Closing, the Acquired Portfolio shall have declared and paid a dividend or dividends which, together will all previous such dividends, shall have the effect of distributing to the Acquired Portfolio’s shareholders all of such Acquired Portfolio’s investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

(f)                                    The Trust shall have received with respect to the Acquired Fund on or before the Closing Date, an opinion of Shearman & Sterling LLP, in form and substance satisfactory to the Company, substantially to the effect that, for federal income tax purposes,

(1)                                  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)                                  in accordance with Section 361(a) of the Code, no gain or loss will be recognized by the Acquired Fund under Section 361(c)(1) of the Code as a result of the transfer of its assets solely in exchange for Acquiring Fund, if any, Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)                                  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)                                  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)                                  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)                                  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)                                  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be determined by including the period for which such shareholder held their shares of the Acquired Fund exchanged therefore; provided, that the shares of the Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)                                  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)                                  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and method of tax accounting.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to certain matters.

(g)                                 That there shall be delivered to the Trust on behalf of the Portfolios an opinion in form and substance satisfactory to it from Goodwin Procter LLP, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)                                  Acquiring Portfolio Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

(2)                                  All actions required to be taken by the Trust and/or Portfolios to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

(3)                                  Neither the execution, delivery, nor performance of this Plan by the Trust violates any provision of the Trust’s Declaration of Trust, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound; this Plan is the legal, valid, and binding obligation of the Trust and each Portfolio and is enforceable against the Trust and/or each Portfolio in accordance with its terms; and

(4)                                  The Trust’s registration statement, of which the prospectus dated May 1, 2005 relating to each Portfolio (the “Prospectus”) is a part, is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel’s attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h)                                 That the Trust’s Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Acquired Portfolio’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)                                     That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.                                      Expenses.

(a)                                  The Trust represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b)                                 The expenses of entering into and carrying out the provisions of this Plan shall be borne by the Portfolios, pro rata based on net assets of the Portfolios.

10.                               Termination; Postponement; Waiver; Order.

(a)                                  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Acquired Portfolio) prior to the Closing, or the Closing may be postponed by the Fund on behalf of a Portfolio by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)                                 If the transactions contemplated by this Plan have not been consummated by December 31, 2005, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

(c)                                  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Portfolio or Acquired Portfolio, and neither the Trust, the Acquiring Portfolio nor the Acquired Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)                                 At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Trust’s Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)                                  The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, trustees, agents or shareholders nor the Portfolios nor any of their shareholders, shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of any of the Portfolios or the Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to any of the Trust’s shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)                                    If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Trust on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued to the Acquired Portfolio, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate, unless the Trust on behalf of the Acquired Portfolio shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.                               Entire Plan and Amendments.

This Plan embodies the entire plan of the Trust on behalf of the Portfolios, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein.  This Plan may be amended only by the Trust on behalf of a Portfolio in writing.  Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.                               Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, Attention:  Secretary.

13.                               Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the State of New Jersey.

IN WITNESS WHEREOF, American Skandia Trust, on behalf of the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

AMERICAN SKANDIA TRUST
on behalf of
All-Cap Growth Portfolio, and
Mid-Cap Growth Portfolio

Attest:	By:

EXHIBIT B

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO PROSPECTUS DATED MAY 1, 2005

PROSPECTUS	MAY 1, 2005

AMERICAN SKANDIA TRUST

One Corporate Drive, Shelton, Connecticut 06484

American Skandia Trust (the “Trust”) is an investment company made up of 37 separate portfolios (“Portfolios”). This Prospectus discusses the following portfolio:

AST Neuberger Berman Mid-Cap Growth Portfolio

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment vehicle for life insurance companies (“Participating Insurance Companies”) writing variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to certain tax-deferred retirement plans. Each variable annuity contract and variable life insurance policy involves fees and expenses not described in this Prospectus. Please read the Prospectus for the variable annuity contract or variable life insurance policy for information regarding the contract or policy, including its fees and expenses.

The Trust received an order from the Securities and Exchange Commission permitting its Investment Managers, subject to approval by its Board of Trustees, to change sub-advisors of each Portfolio without shareholder approval. For more information, please see this Prospectus under “Management of the Trust.”

Caption
B-3	RISK/RETURN SUMMARY
B-5	PAST PERFORMANCE
B-7	FEES AND EXPENSES OF THE PORTFOLIOS:
B-8	INVESTMENT OBJECTIVES AND POLICIES:
B-9	AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
B-11	PORTFOLIO TURNOVER:
B-11	NET ASSET VALUE:
B-12	PURCHASE AND REDEMPTION OF SHARES:
B-13	MANAGEMENT OF THE TRUST:
B-15	TAX MATTERS:
B-16	CERTAIN RISK FACTORS AND INVESTMENT METHODS:

RISK/RETURN SUMMARY

American Skandia Trust (the “Trust”) is comprised of thirty-seven investment portfolios (the “Portfolios”), one of which is discussed in this prospectus. The Portfolios are designed to provide a wide range of investment options. Each Portfolio has its own investment goal and style (and, as a result, its own level of risk). Some of the Portfolios offer potential for high returns with correspondingly higher risk, while others offer stable returns with relatively less risk. It is possible to lose money when investing even in the most conservative of the Portfolios. Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Propectus discusses one Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio (the “Portfolio”).

It is not possible to provide an exact measure of the risk to which a Portfolio is subject, and a Portfolio’s risk will vary based on the securities that it holds at a given time. Nonetheless, based on the Portfolio’s investment style and the risks typically associated with that style, it is possible to assess in a general manner the risks to which a Portfolio will be subject. The following discussion highlights the investment strategies and risks of the Portfolio. Additional information about the Portfolio’s potential investments and its risks is included in this Prospectus under “Investment Objectives and Policies.”

Capital Growth Portfolio:

Portfolio:	Investment Goal:	Primary Investments:
Neuberger Berman Mid-Cap Growth	Capital growth	The Portfolio invests primarily in common stocks of medium capitalization companies.

Principal Investment Strategies:

The AST Neuberger Berman Mid-Cap Growth Portfolio will invest, under normal circumstances, at least 80% of its net assets in common stocks of mid-capitalization companies. For purposes of the Portfolio, a mid-capitalization company is defined as a company whose market capitalization is within the range of market capitalizations of companies in the Russell Midcap® Index. As of December 31, 2004, the average market capitalization of the companies in the Russell Midcap® Index was $7.38 billion and the median market capitalization was $3.68 billion. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

The Sub-advisor employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Sub-advisor looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Sub-advisor analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The Sub-advisor follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

PAST PERFORMANCE

The bar chart shows the performance of the Portfolio for each full calendar year the Portfolio has been in operation. The tables below each bar chart show the Portfolio’s best and worst quarters during the periods included in the bar chart, as well as average annual total returns for each Portfolio for one, five, and ten years (or since inception, if shorter). This information provides some indication of the Portfolio’s risks by showing changes in performance from year to year and by comparing the Portfolio’s performance with that of a broad-based securities index. The performance figures do not reflect any charges associated with the variable insurance contracts through which Portfolio shares are purchased; the performance figures would be lower if they did. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Portfolio will perform in the future.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO*

Best Quarter	Worst Quarter
Up 49.26%, 4th quarter 1999	Down 29.71%, 3rd quarter 2001

Average Annual Total Returns
For periods ended 12/31/04**

	Portfolio	Index: Standard & Poor’s MidCap 400 Index	Index: Russell Mid-Cap® Growth Index
1 year	16.07%	16.48%	15.48%
5 years	-6.59%	9.54%	-3.36%
10 years	8.17%	16.10%	11.23%

*                                         Prior to May 1, 1998, the Portfolio was known as the Berger Capital Growth Portfolio, and Berger Associates, Inc. served as its Sub-advisor.

**                                  These annual returns do not include contract charges.  If contract charges were included, the annual returns would have been lower than those shown.  See your contract prospectus.

FEES AND EXPENSES OF THE PORTFOLIOS:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Unless otherwise indicated, the expenses shown below are for the year ending December 31, 2004.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	NONE*
Maximum Deferred Sales Charge (Load)	NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE*
Redemption Fees	NONE*
Exchange Fee	NONE*

*              Because shares of the Portfolio may be purchased through variable insurance products, the prospectus of the relevant product should be carefully reviewed for information on the charges and expenses of those products. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

Portfolio:	Management Fees	Other Expenses(1),(2)	Total Annual Portfolio Operating Expenses
AST Neuberger Berman Mid-Cap Growth(3)	0.90	0.22	1.12

(1)           Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust’s Investment Managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio.  The Distribution Plan was terminated effective November 18, 2004. The total annual portfolio operating expenses do not reflect any brokerage commissions paid pursuant to the Distribution Plan prior to the Plan’s termination.

(2)           As noted above, shares of the Portfolios generally are purchased through variable insurance products. The Trust has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Trust compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included under “Other Expenses.” See this Prospectus under “Management of the Trust — Distribution Plans” for more information.

(3)           The Portfolios’ total actual annual operating expenses for the year ended December 31, 2004 were reduced from the amount shown in the table due to fee waivers, reimbursement of expenses and expense offset arrangements. These waivers, reimbursements, and offset arrangements are voluntary and may be terminated by American Skandia Investment Services, Inc. and Prudential Investments LLC at any time. After accounting for the waivers, reimbursements and offset arrangements, the Portfolio’s actual annual operating expenses were as follows:  AST William Blair International Growth: 1.11%; AST Neuberger-Berman Mid-Cap Growth: 1.11%; AST Goldman Sachs Concentrated Growth: 1.00%; AST AllianceBernstein Growth & Income: 0.87%; AST T. Rowe Price Asset Allocation: 1.07%; AST PIMCO Total Return Bond: 0.78%; AST Hotchkis & Wiley Large-Cap Value: 0.90%; AST PIMCO Limited Maturity Bond: 0.79%.

EXPENSE EXAMPLES:

These examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s total operating expenses remain the same, and that no expense waivers and reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After:
Portfolio:	1 yr.	3 yrs.	5 yrs.	10 yrs.
AST Neuberger Berman Mid-Cap Growth	$114	$356	$617	$1,363

INVESTMENT OBJECTIVES AND POLICIES:

The investment objective, policies and limitations of the Portfolio are described below. The investment objectives and policies of the Portfolio generally are not fundamental policies and may be changed by the Trustees without shareholder approval.

There can be no assurance that the investment objective of the Portfolio will be achieved.  Risks relating to certain types of securities and instruments in which the Portfolio may invest are described in this Prospectus under “Certain Risk Factors and Investment Methods.”

If approved by the Trustees, the Trust may add more Portfolios and may cease to offer any existing Portfolios in the future.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

The Portfolio will have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in common stocks mid-capitalization companies. The 80% investment requirement applies at the time the Portfolio invests its assets.

Generally, companies with equity market capitalizations that fall within the range of the Russell Mid-Cap® Index at the time of investment are considered mid-cap companies for purposes of the Portfolio. As of December 31, 2004, the average market capitalization of the companies in the Russell Mid-Cap® Index was $7.38 billion and the median market capitalization was $3.68 billion. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

The Sub-advisor employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Sub-advisor looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Sub-advisor analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The Sub-advisor follows a disciplined selling strategy, and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

As a fund that invests primarily in mid-cap companies, the Portfolio’s risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap companies, but less than that of many funds investing primarily in small-cap companies. Mid-cap stocks may fluctuate more widely in price than the market as a whole, may underperform other types of stocks when the market or the economy is not robust, or fall in price or be difficult to sell during market downturns. In addition, the Portfolio’s growth investment program will generally involve greater risk and price fluctuation than funds that invest in more undervalued securities. Because the prices of growth stocks tend to be based largely on future expectations, these stocks historically have been more sensitive than value stocks to bad economic news and negative earnings surprises.

Other Investments:

Although equity securities are normally the Portfolio’s primary investments, it may invest in preferred stocks and convertible securities, as well as the types of securities described below. Additional information about these investments and the special risk factors that apply to them is included in this Prospectus under “Certain Risk Factors and Investment Methods.”

Fixed Income Securities.   The Portfolio may also invest in investment grade fixed income or debt securities. If the quality of any fixed income securities held by the Portfolio deteriorates so that they are no longer investment grade, the Portfolio will sell such securities in an orderly manner so that its holdings of such securities do not exceed 5% of its net assets.

Foreign Securities.   The Portfolio may invest up to 10% of the value of its total assets, measured at the time of investment, in equity and debt securities that are denominated in foreign currencies. There is no limitation on the percentage of the Portfolio’s assets that may be invested in securities of foreign companies that are denominated in U.S. dollars. In addition, the Portfolio may enter into foreign currency transactions, including forward foreign currency contracts and options on foreign currencies, to manage currency risks, to facilitate transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

Covered Call Options.   The Portfolio may try to reduce the risk of securities price or exchange rate changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio, and may purchase call options in related closing transactions.

Real Estate Investment Trusts (REITs).   The Portfolio may invest in REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate loans. Additional information about these investments and the special risk factors that apply to them is included in this Prospectus and the Trust’s SAI under “Certain Risk Factors and Investment Methods.”

Temporary Investments.   When the Portfolio anticipates unusual market or other conditions, it may temporarily depart from its objective of capital growth and invest substantially in high-quality short-term investments. This could help the Portfolio avoid losses but may mean lost opportunities.

PORTFOLIO TURNOVER:

The Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-advisor and/or the Investment Manager determines that it would be in the Portfolio’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-advisor’s or Investment Manager’s control. Such transactions will increase the Portfolio’s “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.

Although turnover rates may vary substantially from year to year, for the year ended December 31, 2004, the Portfolio’s annual portfolio turnover rate was less than 100%.

A high rate of portfolio turnover involves correspondingly higher brokerage commission expenses and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

The net asset value per share (“NAV”) of the Portfolio is determined as of the time of the close of regular trading on the New York Stock Exchange (the “NYSE”) (which is normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. NAV is determined by dividing the value of the Portfolio’s total assets, less any liabilities, by the number of total shares of the Portfolio outstanding. In general, the assets of each Portfolio are valued on the basis of market quotations. However, in certain circumstances where market quotations are not readily available or are believed to be inaccurate, assets are valued by methods that are believed to accurately reflect their fair value. Because NAV is calculated and purchases may be made only on business days, and because securities traded on foreign exchanges may trade on other days, the value of the Portfolio’s investments may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

Purchases of shares of the Portfolio may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”), or by qualified plans. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies. Orders are effected on days on which the NYSE is open for trading. Orders received by the Participating Insurance Company before the regular trading on the NYSE (which is normally 4:00 P.M. Eastern Standard Time) are effected at the NAV determined as of the NYSE close on that same day. Orders received after the NYSE close are effected at the NAV calculated the next business day. Payment for redemptions will be made within seven days after the request is received. The Trust does not assess any transaction or other surrender fees, either when it sells or when it redeems its securities. However, surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the variable annuity contracts or variable life insurance policies. Please refer to the prospectuses for the variable annuity contracts and variable insurance policies for further information on these fees.

As of the date of this Prospectus, American Skandia Life Assurance Corporation (“ASLAC”), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (collectively, “Prudential Insurance”), and Kemper Investors Life Insurance Company are the only Participating Insurance Companies. Certain conflicts of interest may arise as a result of investment in the Trust by various insurance companies for the benefit of their Contractholders and by various qualified plans. These conflicts could arise because of differences in the tax treatment of the various investors, because of actions of the Participating Insurance Companies and/or the qualified plans, or other reasons. The Trust does not currently expect that any material conflicts of interest will arise. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. Should any conflict arise that would require a substantial amount of assets to be withdrawn from the Trust, orderly portfolio management could be disrupted.

The Trust is part of the group of investment companies advised by PI and/or ASISI that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the “PI funds”). Frequent purchases and redemptions may adversely affect performance and the interests of long-term investors. When an investor engages in frequent or short-term trading, the PI funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This can happen when it is not advantageous to sell any securities, so the PI funds’ performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the PI funds cannot predict how much cash they will have to invest. In addition, if a PI fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the PI funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PI fund shares held by other investors. PI funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. PI funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute effective vehicles for an investor’s frequent trading strategies.

The Boards of Directors/Trustees of the PI funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors. The policies and procedures for the Trust are limited, however, because ASLAC, Prudential Insurance and other insurance companies maintain the individual contract owner accounts for investors in the Trust Portfolios. In particular, each insurance company submits to the Trust transfer agent aggregate orders combining the transactions of many investors, and therefore the Trust and its transfer agent cannot monitor investments by individual investors. The policies and procedures require the Trust to communicate in writing to each Participating Insurance Company that the Trust expects the insurance company to impose restrictions on transfers by contract owners. In addition, the Fund receives reports on the trading restrictions imposed by ASLAC and Prudential Insurance on variable contract owners investing in the Portfolios, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies. The Trust also employs fair value pricing procedures to deter frequent trading. Finally, the Trust and its transfer agent reserve the right to reject all or a portion of a purchase order from a Participating Insurance Company. If a purchase order is rejected, the purchase amount will be returned to the Participating Insurance Company.

Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the Participating Insurance Companies to prevent such trading, there is no guarantee that the Fund or the Participating Insurance Companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.

For information about the trading limitations applicable to you, please see the prospectus for your variable contract or contact your insurance company.

MANAGEMENT OF THE TRUST:

Investment Managers:   ASISI, One Corporate Drive, Shelton, Connecticut, has served as Investment Manager to the Trust since 1992, and serves as co-investment manager to a total of 60 investment company portfolios (including the Portfolios of the Trust). ASISI serves as co-manager of the Trust along with Prudential Investments LLC (“PI”) (each an “Investment Manager” and together the “Investment Managers”). PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, and also serves as investment manager to the investment companies that comprise the Prudential mutual funds. As co-manager, PI also provides supervision and oversight of ASISI’s investment management responsibilities with respect to the Trust.

The Trust’s Investment Management Agreements, on behalf of each Portfolio, with ASISI and PI, (the “Management Agreements”), provide that the Investment Managers will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Managers have engaged Sub-advisors to conduct the investment programs of each Portfolio, including the purchase, retention and sale of portfolio securities. The Investment Managers are responsible for monitoring the activities of the Sub-advisors and reporting on such activities to the Trustees. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

The Trust has obtained an exemption from the Securities and Exchange Commission that permits the Investment Managers, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the Sub-advisors by the Investment Managers and the Trustees.

Sub-advisors:   Information about the Portfolio’s Sub-advisors is set forth below. The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts that each portfolio manager manages, and ownership of Trust securities by each portfolio manager.

Neuberger Berman Management Inc. (“NB Management”), 605 Third Avenue, New York, NY 10158, serves as Sub-advisor for the AST Neuberger Berman Mid-Cap Growth Portfolio. NB Management and its predecessor firms have specialized in the management of mutual funds since 1950. Neuberger Berman, LLC, an affiliate of NB Management, acts as a principal broker in the purchase and sale of portfolio securities for the Portfolios for which it serves as Sub-advisor, and provides NB Management with certain assistance in the management of the Portfolios without added cost to the Portfolios or ASISI. NB Management and its affiliates manage securities accounts, including mutual funds, that had approximately $89.2 billion of assets as of December 31, 2004. NB Management is a subsidiary of Lehman Brothers Holdings Inc.

The AST Neuberger Berman Mid-Cap Growth Portfolio is managed by a team lead by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the Portfolio since January 2003. Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading. Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Each team member is a Vice President of NB Management and a Managing Director of Neuberger Berman, LLC.

Fees and Expenses:

Investment Management Fees.   ASISI receives a fee, payable each month, for the performance of its services. ASISI pays each Sub-advisor a portion of such fee for the performance of the Sub-advisory services at no additional cost to any Portfolio. The Investment Management fee for each Portfolio will differ, reflecting the differing objectives, policies and restrictions of each Portfolio. Each Portfolio’s fee is accrued daily for the purposes of determining the sale and redemption price of the Portfolio’s shares. The Portfolios do not pay any fee to PI.

The fees paid to ASISI for the fiscal year ended December 31, 2004, stated as a percentage of the Portfolio’s average daily net assets, were as follows:

Portfolio:	Annual Rate:
AST Neuberger Berman Mid-Cap Growth	0.90

For more information about investment management fees, including voluntary fee waivers and the fee rates applicable at various asset levels, and the fees payable by ASISI to each of the Sub-advisors, please see the Trust’s SAI under “Investment Advisory and Other Services.”

Other Expenses.   In addition to Investment Management fees, the Portfolio pays other expenses, including costs incurred in connection with the maintenance of its securities law registrations, printing and mailing prospectuses and statements of additional information to shareholders, certain office and financial accounting services, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings. The Trust may also pay Participating Insurance Companies for printing and delivery of certain documents (including prospectuses, semi-annual and annual reports and any proxy materials) to holders of variable annuity contracts and variable life insurance policies whose assets are invested in the Trust as well as for other services. Currently, each Portfolio pays each Participating Insurance Company 0.10% on assets attributable to that company.

Distribution Plan.   Until November 18, 2004, the Trust utilized a Distribution Plan (the “Distribution Plan”) under Rule 12b-1 under the Investment Company Act of 1940 that permitted American Skandia Marketing, Incorporated (“ASM”) and affiliates of ASISI and PI (the “Distributor”) to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use those commissions to promote the sale of shares of the Portfolios. Under the Distribution Plan, transactions for the purchase and sale of securities for the Portfolio were directed to certain brokers for execution (“clearing brokers”) who agreed to pay part of the brokerage commissions received on these transactions to the Distributor for “introducing” transactions to the clearing broker. In turn, the Distributor used the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers. The Portfolio did not pay any separate fees or charges under the Distribution Plan, and it was expected that the brokerage commissions paid by the Portfolio would not increase as the result of the Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

TAX MATTERS:

The Portfolio intends to distribute substantially all its net investment income. Dividends from investment income are expected to be declared and distributed annually, although the Trustees of the Trust may decide to declare dividends at other intervals. Similarly, any net realized long- and short-term capital gains of the Portfolio will be declared and distributed at least annually either during or after the close of the Portfolio’s fiscal year. Distributions will be made to the various separate accounts of the Participating Insurance Companies and to qualified plans (not to holders of variable insurance contracts or to plan participants) in the form of additional shares (not in cash). The result is that the investment performance of the Portfolio, either in the form of dividends or capital gains, will be reflected in the value of the variable contracts or the qualified plans.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders, and plan participants should consult any applicable plan documents for information on the federal income tax consequences to such participants. In addition, variable contract owners and qualified plan participants may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

The following is a description of certain securities and investment methods that the Portfolio may invest in or use, and certain of the risks associated with such securities and investment methods. The primary investment focus of the Portfolio is described above under “Investment Objective and Policies” and an investor should refer to that section to obtain information about the Portfolio. In general, whether a Portfolio may invest in a specific type of security or use an investment method is described above or in the Trust’s SAI under “Investment Objectives and Policies.” As noted below, however, certain risk factors and investment methods apply to the Portfolio.

DERIVATIVE INSTRUMENTS:

To the extent permitted by the investment objectives and policies of the Portfolio, the Portfolio may invest in securities and other instruments that are commonly referred to as “derivatives.” For instance, the Portfolio may purchase and write (sell) call and put options on securities, securities indices and foreign currencies, enter into futures contracts and use options on futures contracts, and enter into swap agreements with respect to foreign currencies, interest rates, and securities indices. In general, derivative instruments are securities or other instruments whose value is derived from or related to the value of some other instrument or asset.

There are many types of derivatives and many different ways to use them. Some derivatives and derivative strategies involve very little risk, while others can be extremely risky and can lead to losses in excess of the amount invested in the derivative. A Portfolio may use derivatives to hedge against changes in interest rates, foreign currency exchange rates or securities prices, to generate income, as a low cost method of gaining exposure to a particular securities market without investing directly in those securities, or for other reasons.

The use of these strategies involves certain special risks, including the risk that the price movements of derivative instruments will not correspond exactly with those of the investments from which they are derived. In addition, strategies involving derivative instruments that are intended to reduce the risk of loss can also reduce the opportunity for gain. Furthermore, regulatory requirements for a Portfolio to set aside assets to meet its obligations with respect to derivatives may result in a Portfolio being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Portfolio needing to sell securities at a disadvantageous time. A Portfolio may also be unable to close out its derivatives positions when desired. There is no assurance that a Portfolio will engage in derivative transactions. Certain derivative instruments and some of their risks are described in more detail below.

Options.  The Portfolio may purchase or write (sell) call or put options on securities, financial indices or currencies. The purchaser of an option on a security or currency obtains the right to purchase (in the case of a call option) or sell (in the case of a put option) the security or currency at a specified price within a limited period of time. Upon exercise by the purchaser, the writer (seller) of the option has the obligation to buy or sell the underlying security at the exercise price. An option on a securities index is similar to an option on an individual security, except that the value of the option depends on the value of the securities comprising the index, and all settlements are made in cash.

The Portfolio will pay a premium to the party writing the option when it purchases an option. In order for a call option purchased by a Portfolio to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and other transaction costs. Similarly, in order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and other transaction costs.

Generally, the Portfolios will write call options only if they are covered (i.e., the Portfolio owns the security subject to the option or has the right to acquire it without additional cost or, if additional cash consideration is required, cash or other assets determined to be liquid in such amount are segregated on the Portfolios’ records). By writing a call option, a

Portfolio assumes the risk that it may be required to deliver a security for a price lower than its market value at the time the option is exercised. Effectively, a Portfolio that writes a covered call option gives up the opportunity for gain above the exercise price should the market price of the underlying security increase, but retains the risk of loss should the price of the underlying security decline. A Portfolio will write call options in order to obtain a return from the premiums received and will retain the premiums whether or not the options are exercised, which will help offset a decline in the market value of the underlying securities. A Portfolio that writes a put option likewise receives a premium, but assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

A Portfolio may sell an option that it has previously purchased prior to the purchase or sale of the underlying security. Any such sale would result in a gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the option. A Portfolio may terminate an option it has written by entering into a closing purchase transaction in which it purchases an option of the same series as the option written.

FOREIGN SECURITIES:

Investments in securities of foreign issuers may involve risks that are not present with domestic investments. While investments in foreign securities can reduce risk by providing further diversification, such investments involve “sovereign risks” in addition to the credit and market risks to which securities generally are subject. Sovereign risks includes local political or economic developments, potential nationalization, withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). Compared to United States issuers, there is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. In some countries, there may also be the possibility of expropriation or confiscatory taxation, difficulty in enforcing contractual and other obligations, political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Further, it may be more difficult for the Trust’s agents to keep currently informed about corporate actions and decisions that may affect the price of portfolio securities. Brokerage commissions on foreign securities exchanges, which may be fixed, may be higher than in the United States. Settlement of transactions in some foreign markets may be less frequent or less reliable than in the United States, which could affect the liquidity of investments. For example, securities that are traded in foreign markets may trade on days (such as Saturday or Holidays) when a Portfolio does not compute its price or accept purchase or redemption orders. As a result, a shareholder may not be able to act on developments taking place in foreign countries as they occur.

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”).   ADRs are U.S. dollar-denominated receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign issuer. ADRs generally are publicly traded in the United States. ADRs are subject to many of the same risks as direct investments in foreign securities, although ownership of ADRs may reduce or eliminate certain risks associated with holding assets in foreign countries, such as the risk of expropriation. EDRs, GDRs and IDRs are receipts similar to ADRs that typically trade in countries other than the United States.

Depositary receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded as depositary receipts. In unsponsored programs, the issuer may not be directly involved in the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities.

Developing Countries.  Although the Portfolio may not invest primarily in securities of issuers in developing countries, from time to time it may invest in these securities to some degree. Many of the risks described above with respect to investing in foreign issuers are accentuated when the issuers are located in developing countries. Developing countries may be politically and/or economically unstable, and the securities markets in those countries may be less liquid or subject to inadequate government regulation and supervision. Developing countries have often experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in these countries to decline. Securities of issuers in developing countries may be more volatile and, in the case of debt securities, more uncertain as to payment of interest and principal. Investments in developing countries may include securities created through the Brady Plan, under which certain heavily-indebted countries have restructured their bank debt into bonds.

Currency Fluctuations.   Investments in foreign securities may be denominated in foreign currencies. The value of a Portfolio’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by exchange rates and exchange control regulations. A Portfolio’s share price may, therefore, also be affected by changes in currency exchange rates. Foreign currency exchange rates generally are determined by the forces of supply and demand in foreign exchange markets, including perceptions of the relative merits of investment in different countries, actual or perceived changes in interest rates or other complex factors. Currency exchange rates also can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. In addition, a Portfolio may incur costs in connection with conversions between various currencies.

Foreign Currency Transactions.   A Portfolio that invests in securities denominated in foreign currencies will need to engage in foreign currency exchange transactions. Such transactions may occur on a “spot” basis at the exchange rate prevailing at the time of the transaction. Alternatively, a Portfolio may enter into forward foreign currency exchange contracts. A forward contract involves an obligation to purchase or sell a specified currency at a specified future date at a price set at the time of the contract. A Portfolio may enter into a forward contract to increase exposure to a foreign currency when it wishes to “lock in” the U.S. dollar price of a security it expects to or is obligated to purchase or sell in the future. This practice may be referred to as “transaction hedging.” In addition, when a Portfolio’s Sub-advisor believes that the currency of a particular country may suffer or enjoy a significant movement compared to another currency, the Portfolio may enter into a forward contract to sell or buy the first foreign currency (or a currency that acts as a proxy for such currency). This practice may be referred to as “portfolio hedging.” In any event, the precise matching of the forward contract amounts and the value of the securities involved generally will not be possible. No Portfolio will enter into a forward contract if it would be obligated to sell an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in or exposed to that currency, or will sell an amount of proxy currency in excess of the value of securities denominated in or exposed to the related currency unless open positions in forwards used for non-hedging purposes are covered by the segregation on the Portfolios’ records of assets determined to be liquid and marked to market daily. The effect of entering into a forward contract on a Portfolio’s share price will be similar to selling securities denominated in one currency and purchasing securities denominated in another. Although a forward contract may reduce a Portfolio’s losses on securities denominated in foreign currency, it may also reduce the potential for gain on the securities if the currency’s value moves in a direction not anticipated by the Sub-advisor. In addition, foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company’s income for purposes of receiving dividend payments and on the company’s assets in the event of liquidation. (Some of the Sub-advisors consider preferred stocks to be equity securities for purposes of the various Portfolios’ investment policies and restrictions, while others consider them fixed income securities.) After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

Notwithstanding that the Portfolio invests primarily in equity securities, it may invest to some degree in bonds, notes, debentures and other obligations of corporations and governments. Fixed-income securities are generally subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest and principal payments as they come due. The ratings given a security by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”), which are described in detail in the Appendix to the Trust’s SAI, provide a generally useful guide as to such credit risk. The lower the rating, the greater the credit risk the rating service perceives to exist with respect to the security. Increasing the amount of Portfolio assets invested in lower-rated securities generally will increase the Portfolio’s income, but also will increase the credit risk to which the Portfolio is subject. Market risk relates to the fact that the prices of fixed income securities generally will be affected by changes in the level of interest rates in the markets generally. An increase in interest rates will tend to reduce the prices of such securities, while a decline in interest rates will tend to increase their prices. In general, the longer the maturity or duration of a fixed income security, the more its value will fluctuate with changes in interest rates.

Lower-Rated Fixed Income Securities.   Lower-rated high-yield bonds (commonly known as “junk bonds”) are those that are rated lower than the four highest categories by a nationally recognized statistical rating organization (for example, lower than Baa by Moody’s or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Sub-advisor. Lower-rated bonds are generally considered to be high risk investments as they are subject to greater credit risk than higher-rated bonds. In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated high-yield bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. Because the risk of default is higher in lower-rated bonds, a Sub-advisor’s research and analysis tend to be very important ingredients in the selection of these bonds. In addition, the exercise by an issuer of redemption or call provisions that are common in lower-rated bonds may result in their replacement by lower yielding bonds.

Bonds rated in the four highest ratings categories are frequently referred to as “investment grade.” However, bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

Mortgage-backed securities are securities representing interests in “pools” of mortgage loans on residential or commercial real property and that generally provide for monthly payments of both interest and principal, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are frequently issued by U.S. Government agencies or Government-sponsored enterprises, and payments of interest and principal on these securities (but not their market prices) may be guaranteed by the full faith and credit of the U.S. Government or by the agency only, or may be supported by the issuer’s ability to borrow from the U.S. Treasury. Mortgage-backed securities created by non-governmental issuers may be supported by various forms of insurance or guarantees.

Like other fixed-income securities, the value of a mortgage-backed security will generally decline when interest rates rise. However, when interest rates are declining, their value may not increase as much as other fixed-income securities, because early repayments of principal on the underlying mortgages (arising, for example, from sale of the underlying property, refinancing, or foreclosure) may serve to reduce the remaining life of the security. If a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments on some mortgage-backed securities may necessitate that a Portfolio find other investments, which, because of intervening market changes, will often offer a lower rate of return. In addition, the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

Collateralized Mortgage Obligations (CMOs).   CMOs are a type of mortgage pass-through security that are typically issued in multiple series with each series having a different maturity. Principal and interest payments from the underlying collateral are first used to pay the principal on the series with the shortest maturity; in turn, the remaining series are paid in order of their maturities. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

Stripped Mortgage-Backed Securities.   Stripped mortgage-backed securities are mortgage pass-through securities that have been divided into interest and principal components. “IOs” (interest only securities) receive the interest payments on the underlying mortgages while “POs” (principal only securities) receive the principal payments. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in an IO class of a stripped mortgage-backed security may fail to recoup fully its initial investment, even if the IO class is highly rated or is derived from a security guaranteed by the U.S. Government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security. Unlike other fixed-income and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

Asset-backed securities conceptually are similar to mortgage pass-through securities, but they are secured by and payable from payments on assets such as credit card, automobile or trade loans, rather than mortgages. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support or enhancement provided. In addition, asset-backed securities involve prepayment risks that are similar in nature to those of mortgage pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

The Portfolio may invest in convertible securities. Convertible securities are bonds, notes, debentures and preferred stocks that may be converted into or exchanged for shares of common stock. Many convertible securities are rated below investment grade because they fall below ordinary debt securities in order of preference or priority on the issuer’s balance sheet. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Frequently, convertible securities are callable by the issuer, meaning that the issuer may force conversion before the holder would otherwise choose.

Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants. The value of warrants may fluctuate more than the value of the securities underlying the warrants. A warrant will expire without value if the rights under such warrant are not exercised prior to its expiration date.

ILLIQUID AND RESTRICTED SECURITIES:

Subject to guidelines adopted by the Trustees of the Trust, the Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, and well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Sub-advisor under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

The Portfolio may enter into repurchase agreements. Repurchase agreements are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Sub-advisor. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a Portfolio’s limit on illiquid securities.

A Portfolio that enters into a repurchase agreement may lose money in the event that the other party defaults on its obligation and the Portfolio is delayed or prevented from disposing of the collateral. A Portfolio also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

The AST Neuberger Berman Mid-Cap Growth Portfolio will not invest more than 25% of its net assets in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a portfolio instrument and agrees to repurchase it at an agreed upon date and price, which reflects an effective interest rate. It may also be viewed as a borrowing of money by the Portfolio and, like borrowing money, may increase fluctuations in the Portfolio’s share price. When entering into a reverse repurchase agreement, the Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

The Portfolio may borrow money from banks or broker/dealers. Each Portfolio’s borrowings are limited so that immediately after such borrowing the value of the Portfolio’s assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Portfolio, for any reason, have borrowings that do not meet the above test, such Portfolio must reduce such borrowings so as to meet the necessary test within three business days. The Portfolio will not purchase securities when outstanding borrowings are greater than 5% of the Portfolio’s total assets. If a Portfolio borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

The Portfolio may lend securities with a value of up to 331/3% of its total assets to broker-dealers, institutional investors, or others (collectively, a “Borrower”) for the purpose of realizing additional income. Voting rights on loaned securities typically pass to the borrower, although the Portfolio has the right to terminate a securities loan, usually within three business days, in order to vote on significant matters or for other reasons. All securities loans will be collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies at least equal in value to the market value of the loaned securities. Any cash collateral received by the Portfolio in connection with such loans normally will be invested in short-term instruments, which may not be immediately liquid under certain circumstances. Any losses resulting from the investment of cash collateral would be borne by the lending Portfolio. The Portfolio could also suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of a Borrower’s default. These events could trigger adverse tax consequences to the Portfolio. Lending securities involves certain other risks, including the risk that the Portfolio will be delayed or prevented from recovering the collateral if the borrower fails to timely return a loaned security and the risk that an increase in interest rates may result in unprofitable securities loans made to Borrowers.

OTHER INVESTMENT COMPANIES:

Investments of Uninvested Cash.   The Trust has made arrangements with certain unaffiliated money market mutual funds so that the Sub-advisors for the various Portfolios can “sweep” excess cash balances of the Portfolios to those funds for temporary investment purposes. Under the Investment Company Act of 1940, as amended, a Portfolio’s investment in such unaffiliated money market mutual funds is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of a Portfolio’s total assets with respect to any one investment company; and (c) 10% of a Portfolio’s total assets in the aggregate. Certain Sub-advisors may invest Portfolio assets in money market funds that they advise or in other investment companies after obtaining appropriate exemptive relief from certain provisions of the Act. Pursuant to an exemptive order issued by the Commission, the Sub-advisors can also “sweep” excess cash balances of the Portfolios to one or more affiliated money market mutual funds or short-term bond funds for temporary investment purposes, so long as no more than 25% of a Portfolio’s total assets are invested in shares of an affiliated money market mutual fund or short-term bond fund.

Investments in Other Investment Companies.   Investments by the Portfolio in other investment companies will result in an additional layer of fees for Portfolio shareholders. The additional layer of fees is charged to the Portfolio in its capacity as a shareholder in the other investment company. Under the Investment Company Act of 1940, as amended, a Portfolio’s investment in other investment companies is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Portfolio’s total assets with respect to any one investment company; and (c) 10% of the Portfolio’s total assets in the aggregate.

EXCHANGE-TRADED FUNDS (ETFs):

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. Consistent with their respective investment objectives and when otherwise permissible, the various portfolios could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees which increase their costs.

INITIAL PUBLIC OFFERINGS:

The Portfolio may participate in the initial public offering (“IPO”) market, and a portion of a Portfolio’s returns may be attributable to Portfolio investments in IPOs. There is no guarantee that as a Portfolio’s assets grow it will be able to experience significant improvement in performance by investing in IPOs. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

DISCLOSURE OF PORTFOLIO HOLDINGS:

A description of the Trust’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is described in the Trust’s Statement of Additional Information and on the Trust’s website at www.americanskandia.prudential.com. The Trust will provide a full list of each Portfolio’s portfolio holdings as of the end of the fiscal quarter on its website within 60 days after the end of its fiscal quarter. In addition, the Trust may release each Portfolio’s top ten holdings, sector and country breakdowns, and largest industries on a monthly basis. Such information will be posted to the Trust’s website no earlier than 15 days after the end of each month. These postings can be located at www.americanskandia.prudential.com

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

			Increase (Decrease) from Investment Operations			Less Distributions
		Net Asset		Net
		Value	Net	Realized &	Total from	From Net
	Year	Beginning	Investment	Unrealized	Investment	Realized	Total
Portfolio	Ended	of Year	Loss	Gain (Loss)	Operations	Gains	Distributions
AST Neuberger Berman Mid-Cap Growth	12/31/04	$ 12.26	$ (0.09)	$ 2.06	$ 1.97	$ —	$ —
	12/31/03	9.39	(0.09)	2.96	2.87	—	—
	12/31/02	13.65	(0.13)	(4.13)	(4.26)	—	—
	12/31/01	21.63	(0.06)	(5.02)	(5.08)	(2.90)	(2.90)
	12/31/00	24.03	(0.04)	(1.74)	(1.78)	(0.62)	(0.62)

*       Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan.

**    These annual total returns do not consider the effect of sales load or insurance contract charges.

		Supplemental Data			Ratios of Expenses to Average Net Assets*
	Net Asset				After Advisory	Before Advisory	Ratio of Net
	Value		Net Assets at	Portfolio	Fee Waiver	Fee Waiver	Investment
	End	Total	End of Year	Turnover	and Expense	and Expense	Loss to Average
Portfolio	of Year	Return**	(in 000’s)	Rate	Reimbursement	Reimbursement	Net Assets
AST Neuberger Berman Mid-Cap Growth	$ 14.23	16.07%	$ 400,553	90%	1.15%	1.16%	(0.71)%
	12.26	30.56%	360,010	150%	1.17%	1.17%	(0.83)%
	9.39	(31.21)%	287,458	104%	1.16%	1.16%	(0.84)%
	13.65	(25.79)%	518,580	117%	1.12%	1.12%	(0.60)%
	21.63	(8.07)%	719,405	121%	1.09%	1.09%	(0.55)%

Mailing Address
American Skandia Trust
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102

Investment Managers
American Skandia Investment Services, Incorporated	Prudential Investments LLC
One Corporate Drive	Gateway Center Three, 100 Mulberry Street
Shelton, CT 06484	Newark, NJ 07102

Sub-Advisors
Neuberger Berman Management Inc.

Custodian
PFPC Trust Company
400 Bellevue Parkway
Wilmington, DE 19809

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
KPMG LLP
345 Park Avenue
New York, NY 10154

Legal Counsel	Counsel to the Independent Trustees
Goodwin Procter LLP	Bell, Boyd & Lloyd LLC
901 New York Avenue, N.W.	70 West Madison Street
Washington, D.C. 20001	Chicago, IL 60602

INVESTOR INFORMATION SERVICES:

Shareholder inquiries should be made by calling (800) 752-6342 or by writing to the American Skandia Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

Additional information about the Portfolio is included in a Statement of Additional Information, which is incorporated by reference into this Prospectus. Additional information about the Portfolio’s investments is available in the annual and semi-annual reports to holders of variable annuity contracts and variable life insurance policies. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Statement of Additional Information and additional copies of annual and semi-annual reports are available without charge by calling the above number.

Delivery of Prospectus and other Documents to Households.   To lower costs and eliminate duplicate documents sent to your address, the Trust, in accordance with applicable laws and regulations, may begin mailing only one copy of the Trust’s prospectus, prospectus supplements, annual and semi-annual reports, proxy statements and information statements, or any other required documents to your address even if more than one shareholder lives there. If you have previously consented to have any of these documents delivered to multiple investors at a shared address, as required by law, and wish to revoke this consent or otherwise would prefer to continue to receive your own copy, you should call 1-800-SKANDIA or write to “American Skandia Trust, c/o American Skandia Life Assurance Corporation.” at P.O. Box 7038, Bridgeport, CT 06601-9642. The Trust will begin sending individual copies to you within thirty days of receipt of revocation.

The information in the Trust’s filings with the Securities and Exchange Commission (including the Statement of Additional Information) is available from the Commission. Copies of this information may be obtained, upon payment of duplicating fees, by electronic request to publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. The information can also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Finally, information about the Trust is available on the EDGAR database on the Commission’s Internet site at http://www.sec.gov.

Investment Company Act File No. 811-5186

Exhibit C

ANNUAL REPORT DATED DECEMBER 31, 2004

Mid-Cap Growth Portfolio’s Annual Report to Shareholders for the fiscal year ended on December 31, 2004, is incorporated by reference into this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

C-1

PROSPECTUS/PROXY STATEMENT

Cover Page
Summary	3
The Proposal	3
Shareholder Voting	3
Comparisons of Some Important Features of the Portfolios	4
The Investment Objective and Strategies of the Portfolios	4
Other Non-Fundamental Investment Policies of the Portfolios
Fundamental Investment Restrictions of the Portfolios
Risks of Investing in the Portfolios	6
Federal Income Tax Considerations	7
Management of the Fund and the Portfolios	8
Valuation	12
Purchases, Redemptions, Exchanges and Distributions	14
Fees and Expenses	15
Expense examples	16
Performance	16
AST Alger All-Cap Growth Portfolio	18
AST Neuberger Berman Mid-Cap Growth Portfolio	17
Other Key Features of the Portfolios	18
Reasons for the Transaction	19
Information about the Transaction	20
Closing of the Transaction	20
Expenses of the Transaction	20
Federal Income Tax Consequences of the Transaction	20
Characteristics of the AST Neuberger Berman Mid-Cap Growth Portfolio Shares	21
Capitalization of the Portfolios and Capitalization after the Transaction	21
Voting Information	22
How to Vote	22
Revoking Voting Instructions	23
Other Matters	23
Solicitation of Voting Instructions	23
Additional Information about the Company and the Portfolios	23
Principal Holders of Shares	24

Exhibits to Prospectus/Proxy Statement

25
Exhibit A – Plan of Reorganization	A-1
Exhibit B – Prospectus for the AST Neuberger Berman Mid-Cap Growth Portfolio dated May 1, 2005	B-1
Exhibit C – Annual Report for the Mid-Cap Growth Portfolio dated December 31, 2004	C-1

B-1

PART B

STATEMENT OF ADDITIONAL INFORMATION

TO PROSPECTUS/PROXY STATEMENT

Acquisition of the Assets of the

AST ALGER ALL-CAP GROWTH PORTFOLIO

By and in exchange for the Shares of the

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

 This Statement of Additional Information (the “SAI”) expands upon and supplements information contained in the combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) dated August [   ], 2005 and relates specifically to the proposed delivery of all of the net assets of the AST Alger All-Cap Growth Portfolio (“All-Cap Growth Portfolio”) in exchange for the shares of the AST Neuberger Berman Mid-Cap Growth Portfolio (“Mid Cap Growth Portfolio”).  The All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio are both series of American Skandia Trust (“AST”).

This SAI consists of this Cover Page and the Statement of Additional Information on Form N-1A of AST dated May 1, 2005, which is incorporated herein by reference (which means that those portions are legally part of this SAI), and the pro forma financial statements for the All-Cap Growth Portfolio and the Mid-Cap Growth Portfolio after giving effect to the proposed transaction.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated August [   ] 2005, which relates to the above-referenced transaction.  You can request a copy of the Prospectus/Proxy Statement by calling 800-752-6342 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.  The Securities and Exchange Commission (“SEC”) maintains a website (www.sec.gov) that contains the SAI and other material incorporated by reference and considered part of this Prospectus/Proxy Statement, together with other information regarding the Fund.

S-2          Attachment to SAI

F-1          Pro Forma Financial Statements of the Transaction (unaudited)

F-2          Pro Forma Statement of Operations for the Transaction (unaudited)

F-3          Pro Forma Statements of Assets and Liabilities for the Transaction (unaudited)

F-4          Pro Forma Portfolio of Investments for the Transaction (unaudited)

F-10        Notes to Pro Forma Financial Statements for the Transaction (unaudited)

ATTACHMENT TO SAI

The American Skandia Trust (the “Trust”) Statement of Additional Information (SAI) dated May 1, 2005, is incorporated herein by reference to the electronic filings with the SEC of the Trust’s SAI dated May 1, 2005 on Form N-1A under Rule 485 (b) and is part of this SAI and will be provided to all shareholders requesting this SAI.

S-2

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED) FOR THE TRANSACTION

The following tables set forth the unaudited pro forma Statement of Operations, the unaudited pro forma Statements of Assets and Liabilities and the unaudited pro forma Portfolio of Investments, each for the year ended December 31, 2004 for AST Alger All-Cap Growth Portfolio and AST Neuberger Berman Mid-Cap Growth Portfolio, year adjusted, giving effect to the Transaction.  The unaudited pro forma combined financial statements included in this SAI are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the transaction occurred on December 31, 2004.  The statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset value at the date indicated above for both Portfolios under accounting principles generally accepted in the United States of America and the investment company industry.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the AST Alger All-Cap Growth Portfolio and the AST Neuberger Berman Mid-Cap Growth Portfolio for pre-combination periods will not be restated.  As of December 31, 2004, all securities held by the target fund would comply with the compliance guidelines and/or investment restrictions of the acquiring fund.

Pro forma Statement of Operations

For the year ended December 31, 2004

(UNAUDITED)

	AST Alger All-Cap Growth	AST Neuberger Berman Mid-Cap Growth			Proforma combined Neuberger Berman Mid- Cap Growth
	12 months ended 12/31/04	12 months ended 12/31/04	Proforma adjustments		12 months ended 12/31/04
Net Investment Income
Income
Interest	$49,019	$12,083			$61,102
Dividends	2,777,968	1,328,494			4,106,462
Income from Securities Loaned, Net	158,577	79,025			237,602
Less: Foreign withholding taxes	(20,046)	(5,500)			(25,546)
Total Income	$2,965,518	$1,414,102			$4,379,620

Expenses
Advisory fees	3,430,092	3,227,666	(181,000	)(a)	6,476,758
Distribution fees	769,690	158,715			928,405
Shareholder servicing fees and expenses	361,000	359,000			720,000
Administration and accounting fees	295,000	295,000	(192,000	)(b)	398,000
Custodian fees and expenses	45,000	47,000	(10,000	)(b)	82,000
Audit and legal fees	26,000	31,000	(26,000	)(b)	31,000
Trustees’ fees	17,000	18,000	(17,000	)(b)	18,000
Printing expenses	—	—			—
Interest Expense	9,701	2,433			12,134
Miscellaneous	21,878	20,993	(21,000)		21,871
Total expenses	4,975,361	4,159,807	(447,000)		8,688,168
Less: Advisory fee waivers and expense reimbursements	—	(41,862)	(102,000	)(c)	(143,862)
Less: Fees paid indirectly	(769,690)	(158,715)			(928,405)
Net Expense	4,205,671	3,959,230	(549,000)		7,615,901
Net investment income	(1,240,153)	(2,545,128)			(3,236,281)

Net Realized / Unrealized Gain on Investments
Net realized gain on investment transactions	45,226,925	20,087,966			65,314,891
Net change in unrealized appreciation (depreciation) on investments	(19,019,358)	36,796,535			17,777,177

Net gain (loss) on investments and foreign currencies	26,207,567	56,884,501			83,092,068

Net Increase In Net Assets Resulting From Operations	$24,967,414	$54,339,373	(549,000)		$79,855,787

(a)	Represents adjustments to advisory fees based on the surviving portfolio's fee schedule.
(b)	Reflects the elimination of duplicate services or fees.
(c)	Reflects the adjustment to advisory fee waiver and expense reimbursements to have Pro Forma combined at the advisory fee waiver of the survivor portfolio.

See accompanying notes to Pro forma financial statements

Statement of Assets and Liabilities

as of December 31, 2004

(UNAUDITED)

	AST Alger All- Cap Growth	AST Neuberger Berman Mid-Cap Growth	Pro-forma adjustments		Neuberger Berman Mid-Cap Growth
Assets

Investments, at value (cost $347,801,458; $354,676,711; $702,478,169 respectively), including securities on loan ($51,878,979; $57,914,924; $109,793,903 respectively)	$388,951,114	$461,449,380			$850,400,494
Receivable for:
Securities sold	2,141,350	—			2,141,350
Dividends and interest receivable	143,310	78,542			221,852
Fund shares sold	118,912	2,601			121,513
Prepaid expenses	6,882	6,660			13,542
Total assets	391,361,568	461,537,183			852,898,751

Liabilities

Payable to broker for collateral for securities on loan	54,356,970.00	59,779,562			114,136,532
Payable for:
Securities purchased	688,164	—			688,164
Fund shares redeemed	1,698,706	995,542			2,694,248
Advisory fees	123,013	139,495			262,508
Shareholder servicing fees	1,838	2,267			4,105
Deferred trustees’ fees	6,968	7,191			14,159
Accrued expenses and other liabilities	55,442	60,231			115,673
Total liabilities	56,931,101	60,984,288			117,915,389

Net Assets	$334,430,467	$400,552,895			734,983,362

Net assets were comprised of:
Common stock, $.001 par value	$62,175	$28,145			90,320
Paid-in capital in excess of par	685,661,858	667,978,054			1,353,639,912
	685,724,033	668,006,199			1,353,730,232
Undistributed net investment income (loss)	(6,968)	(7,191)			(14,159)
Accumulated net realized gain (loss) on investments	(392,436,254)	(374,218,782)			(766,655,036
Accumulated unrealized appreciation on investments	41,149,656	106,772,669			147,922,325
Net assets, December 31, 2004	$334,430,467	$400,552,895	—		734,983,362

Shares of common stock outstanding	62,174,732	28,144,563	(38,669,024	)(a)	51,650,271
Net asset value, offering and redemption price per share	$5.38	$14.23			$14.23

(a) — Represents the difference between total additional shares to be issued (see note 2) and current AST Alger All-Cap Growth shares outstanding

See accompanying notes to Pro forma financial statements

Pro Forma Portfolio of Investments

December 31, 2004

(UNAUDITED)

AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma	Pro Forma Combined		AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma	Pro Forma Combined
Shares	Shares	Adjustments	Shares		Value	Value	Adjustments	Value
				LONG-TERM INVESTMENTS – 98.5%, 96.3%, 97.3%
				COMMON STOCK
				Advertising - 0.0%, 1.2%, 0.7%
	70,000		70,000	Getty Images, Inc.* (a)		$4,819,500		$4,819,500

				Aerospace – 3.2%, 0.6%, 1.7%
23,400			23,400	General Dynamics Corp.	2,447,640			2,447,640
45,400			45,400	Lockheed Martin Corp.	2,521,970			2,521,970
	56,500		56,500	Rockwell Collins, Inc.		2,228,360		2,228,360
54,400			54,400	United Technologies Corp.	5,622,240			5,622,240
					10,591,850	2,228,360		12,820,210

				Beverages – 0.0%, 0.6%, 0.3%
	48,500		48,500	Constellation Brands, Inc. (Class “A” Stock)*		2,255,735		2,255,735

				Biotechnology - 2.4%, 0.0%, 1.1%
34,600			34,600	Biogen Idec, Inc. *	2,304,706			2,304,706
60,200			60,200	Genentech, Inc.* (a)	3,277,288			3,277,288
32,000			32,000	OSI Pharmaceuticals, Inc.*	2,395,200			2,395,200
					7,977,194			7,977,194

				Broadcasting – 0.0%, 1.1%, 0.6%
	65,500		65,500	Univision Communications, Inc. (Class “A” Stock)*		1,917,185		1,917,185
	68,500		68,500	XM Satellite Radio Holdings, Inc.* (a)		2,576,970		2,576,970
						4,494,155		4,494,155

				Business Services – 0.9%, 5.4%, 3.3%
	196,000		196,000	Alliance Data Systems Corp.* (a)		9,306,080		9,306,080
	107,500		107,500	Corporate Executive Board Co. (The) (a)		7,196,050		7,196,050
78,300			78,300	Fair Isaac Corp.	2,872,044			2,872,044
	100,000		100,000	Hewitt Associates, Inc. (Class “A” Stock) * (a)		3,201,000		3,201,000
	69,500		69,500	Robert Half International, Inc.		2,045,385		2,045,385
					2,872,044	21,748,515		24,620,559

				Chemicals – 1.0%, 0.4%, 0.7%
	30,500		30,500	Air Products & Chemicals, Inc. (a)		1,768,085		1,768,085
94,400			94,400	Lubrizol Corp. (The)	3,479,584			3,479,584
					3,479,584	1,768,085		5,247,669

				Clothing & Apparel – 1.1%, 1.8%, 1.5%
65,700	128,000		193,700	Coach, Inc.* (a)	3,705,480	7,219,200		10,924,680

				Commercial Services - 0.0%, 0.3%, 0.2%
	42,500		42,500	Jackson Hewitt Tax Service Inc.		1,073,125		1,073,125

				Communication Equipment - 0.4%, 0.0%, 0.2%
15,250			15,250	Research in Motion Ltd. (Canada)* (a)	1,256,905			1,256,905

				Computer Hardware – 1.9%, 1.2%, 1.5%
73,700	75,500		149,200	Apple Computer, Inc.*	4,746,280	4,862,200		9,608,480
46,800			46,800	Palmone, Inc.* (a)	1,476,540			1,476,540
					6,222,820	4,862,200		11,085,020

				Computer Services & Software – 9.2%, 8.9%, 9.1%
	53,000		53,000	Adobe Systems, Inc. (a)		3,325,220		3,325,220
	70,000		70,000	AutoDesk, Inc.		2,656,500		2,656,500
72,300			72,300	Automatic Data Processing, Inc.	3,206,505			3,206,505
463,600			463,600	Brocade Communication Systems, Inc.* (a)	3,541,904			3,541,904
	35,000		35,000	CACI International, Inc. (Class “A” Stock)*		2,384,550		2,384,550
	38,500		38,500	Cerner Corp.* (a)		2,047,045		2,047,045
	159,000		159,000	Cognizant Technology Solutions Corp. (Class “A” Stock)*		6,730,470		6,730,470
59,900	72,000		131,900	Cognos, Inc. (Canada)*	2,639,194	3,172,320		5,811,514
49,300			49,300	Kanbay International, Inc.*	1,543,090			1,543,090
75,300	134,000		209,300	Mercury Interactive Corp.* (a)	3,429,915	6,103,700		9,533,615
319,000			319,000	Microsoft Corp.	8,520,489			8,520,489

AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined		AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined
81,400	40,000		121,400	NAVTEQ Corp.*	3,773,704	1,854,400		5,628,104
	33,500		33,500	NCR Corp.*		2,319,205		2,319,205
311,600			311,600	Oracle Corp.*	4,275,152			4,275,152
	399,000		399,000	TIBCO Software, Inc*		5,322,660		5,322,660
					30,929,953	35,916,070		66,846,023

				Conglomerates – 1.8%, 0.0%, 0.8%
164,000			164,000	Tyco International Ltd.(a)	5,861,360			5,861,360

				Consumer Finance - 1.5%, 0.0%, 0.7%
86,400			86,400	First Marblehead Corp.*	4,860,000			4,860,000

				Consumer Products & Services – 1.6%, 0.8%, 1.1%
	40,000		40,000	Fortune Brands, Inc.		3,087,200		3,087,200
82,800			82,800	Johnson & Johnson	5,251,176			5,251,176
					5,251,176	3,087,200		8,338,376

				Containers & Packaging – 0.0%, 0.0%, 0.6%
	171,600		171,600	Pactiv Corp.*		4,339,764		4,339,764

				Diversified - 1.5%, 0.0%, 0.7%
135,300			135,300	General Electric Co.	4,938,450			4,938,450

				Electronic Components & Equipment – 1.8%, 5.3%, 3.7%
46,900	20,000		66,900	Garmin Ltd. (a)	2,853,396	1,216,800		4,070,196
	41,000		41,000	Harman International Industries, Inc.		5,207,000		5,207,000
	78,000		78,000	Jabil Circuit, Inc.*		1,995,240		1,995,240
57,650	228,000		285,650	Zebra Technologies Corp. (Class “A” Stock)* (a)	3,244,542	12,831,840		16,076,382
					6,097,938	21,250,880		27,348,818

				Energy Equipment - 2.2%, 0.0%, 1.0%
210,900			210,900	National-Oilwell, Inc.*(a)	7,442,661			7,442,661

				Energy Services - 1.9%, 0.0%, 0.9%
77,600			77,600	Peabody Energy Corp.	6,278,616			6,278,616

				Entertainment & Leisure – 5.2%, 3.1, 4.1%
7,200			7,200	DreamWorks Animation SKG, Inc.*	270,072			270,072
48,700	119,500		168,200	Royal Carribean Cruises Ltd. (a)	2,651,228	6,505,580		9,156,808
113,400			113,400	Shanda Interactive Entertainment Ltd. [ADR] (China)* (a)	4,819,500			4,819,500
	108,500		108,500	Station Casinos, Inc. (a)		5,932,780		5,932,780
367,200			367,200	Time Warner, Inc.*	7,138,368			7,138,368
71,500			71,500	Viacom, Inc. (Class “B” Stock)	2,601,885			2,601,885
					17,481,053	12,438,360		29,919,413

				Financial - Bank & Trust – 2.5%, 0.0%, 1.2%
98,000			98,000	Bank of New York Co., Inc. (The)	3,275,160			3,275,160
64,650			64,650	East West Bancorp, Inc.	2,712,714			2,712,714
39,700			39,700	Wells Fargo & Co.	2,467,355			2,467,355
					8,455,229			8,455,229

				Financial Services – 3.5%, 7.5%, 5.7%
14,000	165,500		179,500	Capital Source, Inc. * (a)	359,380	4,248,385		4,607,765
	14,500		14,500	Chicago Mercantile Exchange Holding, Inc.		3,316,150		3,316,150
	89,000		89,000	First Marblehead Corp.*		5,006,250		5,006,250
17,600	116,000		133,600	Investors Financial Services Corp.(a)	879,648	5,797,680		6,677,328
47,400			47,400	Lehman Brothers Holdings, Inc.	4,146,552			4,146,552
	63,750		63,750	Legg Mason, Inc.		4,670,325		4,670,325
106,300			106,300	Merrill Lynch & Co., Inc.	6,353,551			6,353,551
	62,100		62,100	Moody’s Corp.		5,393,385		5,393,385
	112,000		112,000	Providian Financial Corp.*		1,844,640		1,844,640
					11,739,131	30,276,815		42,015,946

				Financial-Brokerage - 0.0%, 0.8%, 0.4%
	211,500		211,500	Ameritrade Holding Corp.*		3,007,530		3,007,530

AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined		AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined
				Food – 0.0%, 1.1%, 0.6%
	100,500		100,500	Archer-Daniels-Midland Co.		2,242,155		2,242,155
	35,700		35,700	Hershey Foods Corp.		1,982,778		1,982,778
						4,224,933		4,224,933

				Health Care Provider & Services - 0.5%, 0.0%, 0.2%
14,600			14,600	Wellpoint, Inc.*	1,679,000			1,679,000

				Healthcare Services - 4.6%, 2.9%, 3.6%
41,900	30,500		72,400	AMERIGROUP Corp.*	3,170,154	2,307,630		5,477,784
114,750			114,750	Caremark Rx, Inc.*	4,524,593			4,524,593
61,200	38,500		99,700	PacificCare Health Systems, Inc.*	3,459,024	2,176,020		5,635,044
	95,000		95,000	Stericycle, Inc.*		4,365,250		4,365,250
48,900			48,900	UnitedHealth Group, Inc.	4,304,667			4,304,667
	131,500		131,500	VCA Antech, Inc.*		2,577,400		2,577,400
					15,458,438	11,426,300		26,884,738

				Hotels & Motels - 2.0%, 2.0%, 2.0%
296,500			296,500	Hilton Hotels Corp.	6,742,410			6,742,410
	69,000		69,000	Marriott International, Inc. (Class “A” Stock) (a)		4,345,620		4,345,620
	50,000		50,000	MGM Mirage, Inc.*		3,637,000		3,637,000
					6,742,410	7,982,620		14,725,030

				Industrial Products – 0.0%, 3.1%, 1.7%
	128,300		128,300	Donaldson Co., Inc.(a)		4,180,014		4,180,014
	98,500		98,500	Fastenal Co.		6,063,660		6,063,660
	41,500		41,500	Nucor Corp. (a)		2,172,110		2,172,110
						12,415,784		12,415,784

				Insurance - 0.6%, 0.0%, 0.3%
24,200			24,200	CIGNA Corp. (a)	1,973,994			1,973,994

				Internet Services – 6.5%, 4.3%, 5.3%
198,550	157,400		355,950	Check Point Software Technologies LTD. *	4,890,287	3,876,762		8,767,049
44,150			44,150	eBay, Inc.* (a)	5,133,762			5,133,762
	67,500		67,500	F5 Networks, Inc.*		3,288,600		3,288,600
	143,500		143,500	Juniper Networks, Inc.* (a)		3,901,765		3,901,765
	69,000		69,000	Macromedia, Inc.*		2,147,280		2,147,280
	102,500		102,500	McAfee, Inc.*		2,965,325		2,965,325
79,550	33,500		113,050	Verisign, Inc.*	2,666,516	1,122,920		3,789,436
242,300			242,300	Yahoo!, Inc.*(a)	9,129,863			9,129,863
					21,820,428	17,302,652		39,123,080

				Internet Software & Services - 3.9%, 0.0%, 1.8%
34,700			34,700	Google, Inc. (Class “A” Stock)* (a)	6,700,570			6,700,570
40,150			40,150	MicroStrategy, Inc. (Class “A” Stock)*	2,419,038			2,419,038
74,800			74,800	Netease.com, Inc. [ADR] (China)* (a)	3,951,684			3,951,684
					13,071,292			13,071,292

				Machinery & Equipment – 0.0%, 5.6%, 3.0%
	109,000		109,000	Danaher Corp.		6,257,690		6,257,690
	53,500		53,500	Eaton Corp.		3,871,260		3,871,260
	46,500		46,500	Grainger (W.W.), Inc.		3,097,830		3,097,830
	52,500		52,500	National Oilwell, Inc.* (a)		1,852,725		1,852,725
	65,000		65,000	Terex Corp.*		3,097,250		3,097,250
	139,000		139,000	Thermo Electron Corp.*		4,196,410		4,196,410
						22,373,165		22,373,165

				Medical Supplies & Equipment – 5.5%, 11.1%, 8.6%
	89,000		89,000	Bard, (C.R.), Inc.		5,694,220		5,694,220
42,300			42,300	Beckman Coulter, Inc.	2,833,677			2,833,677
	147,000		147,000	Cytyc Corp. *		4,052,790		4,052,790
66,100			66,100	Fisher Scientific International, Inc.*	4,123,318			4,123,318
66,650	65,000		131,650	Genzyme Corp. *	3,870,366	3,774,550		7,644,916
	55,000		55,000	Invitgren Corp.*		3,692,150		3,692,150
67,900	90,500		158,400	Kinetic Concepts, Inc.*	5,180,770	6,905,150		12,085,920

AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined		AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined
	107,000		107,000	Kyphon, Inc.*		2,756,320		2,756,320
	63,500		63,500	Martek Biosciences Corp.* (a)		3,251,200		3,251,200
	163,500		163,500	Protein Design Labs, Inc.*		3,377,910		3,377,910
	72,500		72,500	ResMed, Inc.*		3,704,750		3,704,750
115,300			115,300	Serologicals Corp.*	2,550,436			2,550,436
	100,500		100,500	Varian Medical Systems, Inc*		4,345,620		4,345,620
	42,800		42,800	Zimmer Holdings, Inc.*		3,429,136		3,429,136
					18,558,567	44,983,796		63,542,363

				Metals & Mining – 0.0%, 0.6%, 0.3%
	29,000		29,000	Peabody Energy Corp.		2,346,390		2,346,390

				Oil & Gas – 4.8%, 3.7%, 4.2%
61,900			61,900	BP PLC [ADR] (United Kingdom)	3,614,960			3,614,960
	65,000		65,000	Canadian Natural Resources Ltd.		2,780,050		2,780,050
53,900			53,900	EOG Resources, Inc. (a)	3,846,304			3,846,304
170,300			170,300	Patterson-UTI Energy, Inc.	3,312,335			3,312,335
	40,000		40,000	Quicksilver Resources, Inc.* (a)		1,471,200		1,471,200
36,000			36,000	Schlumberger Ltd.	2,410,200			2,410,200
	67,700		67,700	Smith International, Inc.*		3,683,557		3,683,557
102,200			102,200	Talisman Energy, Inc. (Canada)	2,755,312			2,755,312
	191,800		191,800	XTO Energy, Inc.		6,785,884		6,785,884
					15,939,111	14,720,691		30,659,802

				Pharmaceuticals – 8.1%, 2.3%, 5.0%
20,700			20,700	Allergan, Inc.	1,678,149			1,678,149
	148,500		148,500	Celgene Corp.* (a)		3,939,705		3,939,705
183,300	149,000		332,300	Gilead Sciences, Inc.*	6,413,666	5,213,510		11,627,176
245,350			245,350	IVAX Corp.* (a)	3,881,437			3,881,437
37,100			37,100	Novartis AG [ADR] (Switzerland)	1,875,034			1,875,034
173,540			173,540	Pfizer, Inc.	4,666,491			4,666,491
61,400			61,400	Sanofi-Synthelabo SA [ADR] (France)	2,459,070			2,459,070
174,700			174,700	Schlering-Plough Corp. (a)	3,647,736			3,647,736
44,100			44,100	Sepracor, Inc.*	2,618,217			2,618,217
					27,239,800	9,153,215		36,393,015

				Railroads – 1.1%, 0.0%, 0.5%
78,800			78,800	Burlington Northern Santa Fe Corp.	3,728,028			3,728,028

				Restaurants – 0.0%, 1.1%, 0.6%
	70,000		70,000	Starbucks Corp.* (a)		4,365,200		4,365,200

				Retail & Merchandising – 4.9%, 7.3%, 6.2%
73,000	68,000		141,000	Abercrombie & Fitch Co.	3,427,350	3,192,600		6,619,950
101,400	84,500		185,900	Bed Bath & Beyond, Inc.*	4,038,762	3,365,635		7,404,397
119,400			119,400	CVS Corp.	5,381,358			5,381,358
	30,000		30,000	Dick’s Sporting Goods, Inc.*		1,054,500		1,054,500
59,400			59,400	Lowe’s Cos., Inc.	3,420,846			3,420,846
	45,000		45,000	Nordstrom, Inc.		2,102,850		2,102,850
	185,000		185,000	PETsMART, Inc.		6,573,050		6,573,050
	118,500		118,500	Staples, Inc.		3,994,635		3,994,635
	53,000		53,000	Whole Foods Market, Inc. (a)		5,053,550		5,053,550
	106,000		106,000	Williams-Sonoma, Inc.* (a)		3,714,240		3,714,240
					16,268,316	29,051,060		45,319,376

				Semiconductors – 4.5%, 4.8%, 4.6%
118,900			118,900	Advanced Micro Devices, Inc.* (a)	2,618,178			2,618,178
	87,000		87,000	Altera Corp.* (a)		1,800,900		1,800,900
251,000	154,000		405,000	ALTI Technologies, Inc. (Canada)*	4,866,890	2,986,060		7,852,950
26,750			26,750	Broadcom Corp. (Class “A” Stock)*	863,490			863,490
105,000			105,000	Intel Corp.	2,455,950			2,455,950
	60,000		60,000	KLA-Tencor Corp.*		2,794,800		2,794,800
	88,500		88,500	Marvel Technology Group Ltd*		3,139,095		3,139,095

AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined		AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined
	126,000		126,000	Microchip Technology, Inc.		3,359,160		3,359,160
	231,300		231,300	Microsemi Corp.*		4,015,368		4,015,368
435,800			435,800	Skyworks Solutions, Inc.* (a)	4,109,594			4,109,594
	28,000		28,000	Varian Semiconductor Equipment Associates, Inc.*		1,031,800		1,031,800
					14,914,102	19,127,183		34,041,285
				Telecommunications – 5.1%, 4.2%, 4.6%
	112,500		112,500	American Tower Corp. (Class “A” Stock)*		2,070,000		2,070,000
	131,000		131,000	Avaya, Inc.*		2,253,200		2,253,200
195,000			195,000	Motorola, Inc.	3,354,000			3,354,000
	425,000		425,000	Nextel Partners, Inc. (Class “A” Stock)*		8,304,500		8,304,500
393,200			393,200	Nokia Corp. (Class “A” Stock) [ADR] (Finland) (a)	6,161,444			6,161,444
95,800			95,800	Qualcomm, Inc.	4,061,920			4,061,920
62,100			62,100	SpectraSite, Inc.*	3,595,590			3,595,590
	150,000		150,000	Western Wireless Corp. (Class “A” Stock)* (a)		4,395,000		4,395,000
					17,172,954	17,022,700		34,195,654
				Transportation – 2.8%, 2.1%, 2.4%
	42,500		42,500	C.H. Robinson Worldwide, Inc. (a)		2,359,600		2,359,600
38,000			38,000	FedEx Corp. (a)	3,742,620			3,742,620
	133,000		133,000	J.B. Hunt Transport Services, Inc.		5,965,050		5,965,050
83,100			83,100	UTI Worldwide, Inc. (British Virgin Islands)	5,652,462			5,652,462
					9,395,082	8,324,650		17,719,732

				TOTAL LONG-TERM INVESTMENTS
				(Cost $288,253,310, $278,833,164, $567,086,474)	329,402,966	385,605,833		715,008,799

Par	Par		Par
(000)	(000)		(000)
				SHORT-TERM INVESTMENTS – 17.8%, 18.9%, 18.4%
				Certificate of Deposit – 0.3%, 1.9%, 1.1%
				Banco Santander PR
5	3,178		3,183	2.315%, 01/07/05 (b) (c)	4,631	3,177,789		3,182,420
				Canadian Imperial Bank of Commerce
	1,471		1,471	2.372%, 01/31/05 (b) (c)		1,471,101		1,471,101
				First Boston Corp.
524	598		1,122	2.36%, 01/24/05 (b)	524,327	598,136		1,122,463
				Fortis Bank NY
588			588	2.055%, 06/08/05 (b)	587,531			587,531
				Skandinaviska Enskilda Banken
	2,232		2,232	2.35%, 01/28/05 (b)		2,231,840		2,231,840
					1,116,489	7,478,866		8,595,355

				Commercial Paper – 0.1%, 1.3%, 0.8%
				Citigroup, Inc.
	5,353		5,353	2.304%, 01/10/05 (b)		5,342,736		5,342,736
				Ticonderoga Funding, LLC
215			215	2.35%,01/14/05 (b)	215,058			215,058
					215,058	5,342,736		5,557,794

				Corporate Obligations – 6.0%, 6.0%, 6.0%
				Goldman Sachs Group, Inc.
551	5,041		5,592	2.33%, 01/03/05 (b) (c)	550,598	5,040,536		5,591,134
				Merrill Lynch & Co., Inc.
4,525	5,406		9,931	2.38%,01/03/05 (b) (c)	4,524,631	5,406,421		9,931,052
				Morgan Stanley
8,559	4,307		12,866	2.33%, 01/03/05 (b) (c)	8,558,728	4,306,763		12,865,491
	2,286			2.33%, 01/03/05 (b) (c)		2,286,354		2,286,354
				Natexis Banque NY
4,473	1,116		5,589	2.297%, 01/03/05 (b) (c)	4,472,305	1,115,486		5,587,791
				Sedina Finance Corporation
1,953	1,518		3,471	2.372%, 01/14/05 (b) (c)	1,953,288	1,517,709		3,470,997
				Swedbank NY

AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined		AST Alger All Cap Growth Portfolio	AST Neuberger Berman Mid Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined
	4,405		4,405	2.362%, 01/18/05 (b) (c)		4,404,259		4,404,259
					20,059,550	24,077,528		44,137,078
				Time Deposit – 0.8%, 0.8%, 0.8%
				Bank of America NA
2,523	3,094		5,617	1.50%, 01/03/05 (b)	2,522,597	3,093,857		5,616,454

Shares	Shares	Shares
			Non-Registered Investment Company – 9.0%, 4.9%, 6.8%

30,443,276	19,786,575	50,229,851	BlackRock Institutional Money Market	30,443,276	19,786,575	50,229,851
			Trust(b) (d)
			Registered Investment Companies – 1.6%, 4.0%, 2.9%
2,595,589	8,031,993	10,627,582	BlackRock Provident Institutional Funds	2,595,589	8,031,993	10,627,582
			TempCash Portfolio (d)
2,595,589	8,031,992	10,627,581	BlackRock Provident Institutional Funds	2,595,589	8,031,992	10,627,581
			TempFund Portfolio (d)
				5,191,178	16,063,985	21,255,163
			TOTAL SHORT-TERM INVESTMENTS
			(Cost $59,548,148, $75,843,547, $135,391,695)	59,548,148	75,843,547	135,391,695
			Total Investments — 116.3%, 115.2%, 115.7%
			(Cost $347,801,458, $354,676,711, $702,478,169; Note 5)	388,951,114	461,449,380	850,400,494
			Liabilities in Excess of Other Assets — (16.3%), (15.2%), (15.7%)	(54,520,647)	(60,896,485)	(115,417,132)
			Net Assets — 100.0%	$334,430,467	$400,552,895	$734,983,362

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of securities on loan. Securities on loan have an aggregate market value of $51,878,979, $57,914,924 and $109,793,903, respectively; cash collateral of $54,356,970, 59,779,562 and $114,136,532, respectively, was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with collateral for securities on loan.
(c)

Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2004.

(d)	Security available to institutional investors only.

Please note that none of the securities are expected to be sold as a result of the merger.

See Notes to Pro Forma Financial Statements.

American Skandia Trust

Notes to Pro-Forma Financial Statements for the merger of
AST Alger All-Cap Growth Portfolio into AST Neuberger Berman Mid-Cap Growth Portfolio

(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Schedule of Investments at December 31, 2004 and the related Pro-Forma Statement of Operations (“Pro Forma Statements”) for the year ended December 31, 2004, reflect the accounts of the AST Alger All-Cap Growth Portfolio and the AST Neuberger Berman Mid-Cap Growth Portfolio each a “Portfolio.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of AST Alger All-Cap Growth Portfolio in exchange for shares AST Neuberger Berman Mid-Cap Growth Portfolio. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Portfolio included in their respective Statement of Additional Information.  As of December 31, 2004, all of the securities held by the AST Alger All-Cap Growth Portfolio would comply with the compliance guidelines and investment restrictions of the AST Neuberger Berman Mid-Cap Growth Portfolio.  Following the proposed reorganization, the AST Neuberger Berman Mid-Cap Growth Portfolio will be the accounting survivor.

2.              Common Stock – The Pro-Forma net asset value per share assumes the issuance of additional shares of AST Neuberger Berman Mid-Cap Growth Portfolio, which would have been issued on December 31, 2004 in connection with the proposed reorganization. Shareholders of AST Alger All-Cap Growth Portfolio would become shareholders of AST Neuberger Berman Mid-Cap Growth Portfolio, receiving shares of AST Neuberger Berman Mid-Cap Growth Portfolio, equal to the value of their holdings in AST Alger All-Cap Growth Portfolio.  The amount of additional shares assumed to be issued has been calculated based on the December 31, 2004 net assets of AST Alger All-Cap Growth Portfolio and AST Neuberger Berman Mid-Cap Growth Portfolio. The net asset value per share of $14.23 was used to calculate additional 23,505,708 shares of AST Neuberger Berman Mid-Cap Growth Portfolio for the $334,430,467 of net assets of AST Alger All-Cap Growth Portfolio.

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Portfolio.  Accordingly, the combined gross investment income is equal to the sum of each Portfolio’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro forma advisory fees of the combined Portfolio are based on the fee schedule in effect for AST Neuberger Berman Mid-Cap Growth Portfolio at the combined level of average net assets for the twelve months ended December 31, 2004.  The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the Portfolio.  No securities have been sold or will be sold in anticipation of the merger.

4.              Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price.  Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.  Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the Sub-advisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker.  Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.  Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with procedures approved by the Board of

Trustees.   Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to collect their net asset values.  Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation.  Short-term securities that are held in the Portfolios and that mature in more than 60 days are valued at current market quotations, and those short-term securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity.  It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders.  Therefore, no federal income tax provision is required.  The AST Alger All-Cap Growth Portfolio had a capital loss carryforward of $392,409,864 as of December 31, 2004. The future utilization of the acquired capital loss carry forward may be limited under certain conditions defined in the Internal Revenue code as a result of the merger.

PART C.        OTHER INFORMATION

ITEM 15.                Indemnification

Section 5.2 of the Registrant’s Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustees Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty.  The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise.  The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgement of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees , or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, trustees emeritus, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, trustee emeritus, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, trustee emeritus, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.                Exhibits

(1).          Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(2).          By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3).          None.

(4).          Plan of Reorganization by American Skandia Trust on behalf of AST AllianceBernstein Growth + Value Portfolio and AST AllianceBernstein Managed Index 500 Portfolio: Filed herewith as Exhibit A to the Proxy Statement/Prospectus contained within this Form N-1A Registration Statement.

(5).          None.

(6).          (a)           Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(b)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Concentrated Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(c)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital Management, Inc. for the AST Money Market Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs High Yield Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(e)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(f)            Sub-advisory Agreement among American Skandia Investment Services Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Total Return Bond Portfolio.  Filed as an exhibit to Post-Effective Amendment

No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(g)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(h)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(i)            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price Global Bond Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(j)            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST William Blair International Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(k)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the LSV International Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(l)            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Strategic Balanced Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(m)          Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Income & Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(n)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated and J. P. Morgan Investment Management, Inc. for the AST JPMorgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A,

which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(o)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Hotchkis and Wiley Capital Management LLC for the AST Hotchkis & Wiley Large-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(p)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(q)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(r)            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(s)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(t)            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(u)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Inc. for the AST Small-Cap Growth Portfolio.  Filed as an Exhibit to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(v)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Eagle Asset Management for the AST Small-Cap Growth Portfolio.  Filed as an Exhibit to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(w)          Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(x)            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(y)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(z)            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Fred Alger Management, Inc. for the AST Alger All-Cap Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(aa)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Mid-Cap Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(bb)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(cc)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein Managed Index 500 Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(dd)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth and Income Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(ee)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(ff)           Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC for the AST Federated Aggressive Growth Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(gg)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Integrity Asset Management for the AST Small-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(hh)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lee Munder Investments, Ltd. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(ii)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(jj)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for the AST Gabelli All-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(kk)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(ll)           Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(mm)       Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC, Alliance Capital Management L.P. and Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein Growth + Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(nn)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein Core Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(oo)         Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(7).          (a)           Sales Agreement between Registrant and American Skandia Life Assurance Corporation.  Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b)           Sales Agreement between Registrant and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(8).          None.

(9).          (a)           Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company.  Filed as an Exhibit to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on October 16, 1998, and is incorporated herein by reference.

(b)           Foreign Custody Manager Delegation Amendment between Registrant and The Chase Manhattan Bank.  Filed as an Exhibit to Post-Effective Amendment No. 40 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on July 16, 2001, and is incorporated herein by reference.

(c)           Amended Custodian Agreement between Registrant and Provident National Bank.  Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(d)           Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A.  Filed as an Exhibit to Post-Effective Amendment

No. 27 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on October 16, 1998, and is incorporated herein by reference.

(e)           Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company.  Filed as an Exhibit to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 27, 2000, and is incorporated herein by reference.

(f)            Amended Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation.  Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(10).        Not applicable.

(11).        Form of Opinion and Consent of Goodwin Procter LLP, counsel for Registrant.  Filed herewith.

(12).        Form of Opinion and Consent of Shearman & Sterling LLP, special tax counsel to Registrant, supporting tax matters and consequences to shareholders: Filed herewith.

(13).        (a)           Amended Administration Agreement between Registrant and Provident Financial Processing Corporation.  Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b)           Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(c)          Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, American Skandia Life Assurance Corporation, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC: Filed herewith.

(d)          Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC: Filed herewith.

(e)           Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company of New Jersey, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC: Filed herewith.

(14).        Consent of Independent Registered Public Accounting Firm, KPMG LLP.

(15).        None.

(16).        Powers of Attorney.  Filed as an Exhibit to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(17).        Form of voting instruction card: Filed herewith.

ITEM 17.                Undertakings

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 12th day of July, 2005.

By:	/s/ David R. Odenath
David R. Odenath
President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of July, 2005.

Signature	Title

David R. Odenath*	Trustee and President (Principal
David R. Odenath	Executive Officer)

Grace Torres*	Treasurer (Principal
Grace Torres	Financial and Accounting
Officer)

Delayne Dedrick Gold*	Trustee
Delayne Dedrick Gold

Saul K. Fenster*	Trustee
Sauk K. Fenster, Ph.D.

Robert F. Gunia*	Trustee
Robert F. Gunia

W. Scott McDonald, Jr.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.

Thomas T. Mooney*	Trustee and Chairman
Thomas T. Mooney

Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

John A. Pileski*	Trustee
John A. Pileski

F. Don Schwartz*	Trustee
F. Don Schwartz

*By:	/s/Jonathan D. Shain

*      Pursuant to Powers of Attorney filed as Exhibit to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

Exhibits

Exhibit Number		Description

(11)		Form of Opinion and Consent of Goodwin Procter LLP, counsel for the Registrant

(12)		Form of Opinion and Consent of Shearman & Sterling LLP, special tax counsel to the Registrant

(13)	(c)

Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company of New Jersey, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC.

(d)

Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC.

(e)

Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, American Skandia Life Assurance Corporation, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC.

(14)		Consent of Independent Registered Public Accounting Firm, KPMG LLP

(17)		Form of voting instruction card